                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: APRIL 30, 2010

Item 1.     REPORT TO SHAREHOLDERS.

APRIL 30, 2010

MARKET VECTORS

High-Yield Municipal Index ETF (HYD)

Intermediate Municipal Index ETF (ITM)

Long Municipal Index ETF (MLN)

Pre-Refunded Municipal Index ETF (PRB)

Short Municipal Index ETF (SMB)

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings and the Funds’ performance is as of April 30, 2010 and are subject to change.

MARKET VECTORS TRUST ETF

Dear Shareholder:

We are pleased to present this annual report for the municipal bond funds of the Market Vectors ETF Trust for the twelve months ended April 30, 2010.

Overall, the annual period ended April 30, 2010 witnessed a remarkable turnaround for the municipal bond market from the rather dire interlude at the end of 2008. The synchronized worldwide economic recovery, albeit sluggish, offered relief and confidence to the capital markets broadly, and the strong rebound of nearly all asset classes, including municipal bonds, by year-end 2009 was evidence of just that. The tax-exempt bond market, as represented by the Barclays Capital Municipal Index, outperformed taxable bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, during the annual period. The Barclays Capital Municipal Index returned 8.85% during the twelve months ended April 30, 2010, while the Barclays Capital U.S. Aggregate Bond Index returned 8.30%. The high-yield municipal market was even stronger, as indicated by the 27.56% return of the Barclays Capital High-Yield Municipal Index during the same time period.

Several factors contributed to the municipal bond market’s recovery and strong performance during the annual period.

■

The Build America Bond (BAB) program skewed the supply/demand equation, creating attractive technicals. The Build America Bond program, introduced via the American Recovery and Reinvestment Act (ARRA), authorized state and local governments to issue BABs as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt government bonds. State and local governments receive a direct federal subsidy payment for a portion of their borrowing costs on BABs equal to 35% of the total coupon interest paid to investors. This program was intended to stimulate the economy and create jobs by allowing state and local governments to finance capital projects at lower borrowing costs.

During the annual period, this federally-sponsored program rekindled demand for municipal bonds by adding a new variety of taxable municipal bond that appealed to both domestic and international institutional managers. With total issuance as of April 30, 2010 approaching $100 billion, the introduction of BABs had the effect of reducing supply of traditional tax-free bonds, helping, in turn, to hold prices steady for those remaining new tax-free issues. Through the issuance of BABs, states and municipalities were actually able to raise capital at lower costs and come to market just as the economy was beginning to show signs of positive growth. Further, the BAB program provided relief to some municipalities struggling to balance budgets, maintain tax levels and hold on to jobs.

■

Diminutive money market fund yields drove strong demand for municipal bonds. As a consequence of extremely low rates of return—often below ½ of 1%, municipal money market funds experienced record outflows during the annual period. The result was that investment monies poured into short- and intermediate-term municipal bond funds, in turn keeping demand high for fewer newly-issued bonds. For a record 54 consecutive weeks, positive inflows to municipal bond funds were recorded, totaling more than $80 billion.

■

Historically low default rates, high credit quality and recalibrated ratings gave investors further reason to favor municipal bonds over other asset classes. As the economy began to show evidence of recovery and pronouncements from the Federal Reserve indicated no change in their low interest rate policy for an extended period, the realization that municipal bonds represented a less volatile and more creditworthy vehicle than many other non-Treasury fixed income sectors supported the appeal of the asset class. Further, Moody’s and Fitch, two of the three major credit rating agencies, announced in March a long-anticipated launch in April 2010 of a “recalibration” of their ratings for municipal securities, based upon the more broadly-recognized global criteria used for corporate debt. The effect of this change was higher credit quality ratings for most municipal bond issuers, which, in turn, was expected to reduce borrowing costs as these issuers came to market.

At the end of April 2010, our view for the months ahead remained constructive. Ratios of municipal yields to duration-equivalent U.S. Treasuries of 100% and higher helped fuel demand early in the annual period, but that ratio shifted toward a more historically average level of 80% to 90% as the months progressed. At the end of April 2010, the municipal/Treasury ratio stood at 95%. Still, demand for municipal bonds was not significantly tempered by the “normalized” ratios. Prospects for higher federal and local taxes loomed, keeping demand strong and holding municipal bonds in place as a favored asset class.

Further, although budget pressures will likely persist for state and local governments, the contrasting pull between weaker credit fundamentals and strong technicals will continue to argue, in our view, for the value municipal bonds still offer income-oriented investors. Also, while defaults are a possible consequence of the economic recession (for example, in the few instances where projects are financed by distinct revenue flows), we do not believe we will see defaults rise to the extent forecast by some in the popular press. Pain will be borne, as always, by the taxpayers, but the continued success of municipal bonds as a whole is a consequence of design and structure, not luck. Indeed, as of this writing, state revenues and tax collections had begun to show a slow upturn, according to several published reports. Such an upturn is yet another good sign for the asset class. That said, we must note that municipal bonds are subject to risk, including but not limited to, credit and interest rate risk.

Perhaps the best observation to be made is that municipal bond ETFs ended the annual period with their appeal enhanced as a favorable investment alternative for a wide range of investors. They offered diversification, intraday access and competitive yields. All of these remain key benefits for long-term investors, whatever the current market conditions. The municipal bond funds of the Market Vectors ETF Trust were beneficiaries of both strong demand for municipal bonds and the year-long municipal bond market rally, with total assets under management in the five municipal bond funds of the Market Vectors ETF Trust growing by more than 140% during the annual period ended April 30, 2010 to over $500 million.

On the following pages, you will find the performance record of each of the five municipal bond funds of the Markets Vectors ETF Trust for the annual period ended April 30, 2010. You will, of course, also find their financial statements and portfolio information.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/munis if you have any questions. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

May 20, 2010

Represents the opinion of the investment adviser. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Municipal bonds are subject to risks related to litigation, legislation, political change, conditions in underlying sectors or in local business communities and economies, bankruptcy or other changes in the issuer’s financial condition, and/or the discontinuance of taxes supporting the project or assets or the inability to collect revenues for the project or from the assets. Bonds and bond funds will decrease in value as interest rates rise. Additional risks include credit, interest rate, call, reinvestment, tax, market and lease obligation risk. High-yield municipal bonds are subject to greater risk of loss of income and principal than higher-rated securities, and are likely to be more sensitive to adverse economic changes or individual municipal developments than those of higher-rated securities. Interest and principal payments for pre-refunded bonds are funded from securities in an escrow account. The escrowed securities do not guarantee the price of these bonds. Municipal bonds may be less liquid than taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes, and changes in those tax rates or in alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax. For a more complete description of these and other risks, please refer to each Fund’s prospectus.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

HYD PERFORMANCE RECORD
4/30/10 (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors High-Yield Municipal Index ETF at commencement with a similar investment in the Barclays Capital Municipal Custom High Yield Composite Index.

Total Return

	Share Price[2]	NAV	INDEX[3]

One Year	23.69%	24.47%	27.49%
Life[1] (annualized)	23.93%	23.59%	24.76%
Life[1] (cumulative)	30.28%	29.84%	31.36%

Gross Expense Ratio 0.65% / Net Expense Ratio 0.35%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of average daily net assets per year at least until September 1, 2010.

[1]	Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[2]

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

[3]	Barclays Capital Municipal Custom High Yield Composite Index

The Index is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

High-Yield Municipal Index ETF (HYD)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for HYD is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 3, 2009* through April 30, 2010
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	12	3.9%
Greater than or Equal to 2.5% And Less Than 3.0%	17	5.5%
Greater than or Equal to 2.0% And Less Than 2.5%	37	11.9%
Greater than or Equal to 1.5% And Less Than 2.0%	67	21.5%
Greater than or Equal to 1.0% And Less Than 1.5%	128	41.2%
Greater than or Equal to 0.5% And Less Than 1.0%	35	11.3%
Greater than or Equal to 0.0% And Less Than 0.5%	11	3.5%
Greater than or Equal to -0.5% And Less Than 0.0%	2	0.6%
Greater than or Equal to -1.0% And Less Than -0.5%	2	0.6%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	311	100.0%

* First day of secondary market trading.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

ITM PERFORMANCE RECORD
4/30/10 (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Intermediate Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Intermediate Continuous Municipal Index.

Total Return

	Share Price[2]	NAV	INDEX[3]
One Year	7.07%	7.35%	7.93%
Life[1] (annualized)	6.78%	6.73%	6.04%
Life[1] (cumulative)	17.08%	16.96%	15.16%

Gross Expense Ratio 0.45% / Net Expense Ratio 0.23%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average net assets per year at least until September 1, 2010.

[1]	Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[2]

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

3Barclays Capital AMT-Free Intermediate Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Intermediate Municipal Index ETF (ITM)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for ITM is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	December 6, 2007* through April 30, 2010
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	3	0.5%
Greater than or Equal to 2.5% And Less Than 3.0%	3	0.5%
Greater than or Equal to 2.0% And Less Than 2.5%	5	0.8%
Greater than or Equal to 1.5% And Less Than 2.0%	5	0.8%
Greater than or Equal to 1.0% And Less Than 1.5%	33	5.5%
Greater than or Equal to 0.5% And Less Than 1.0%	129	21.4%
Greater than or Equal to 0.0% And Less Than 0.5%	305	50.5%
Greater than or Equal to -0.5% And Less Than 0.0%	76	12.6%
Greater than or Equal to -1.0% And Less Than -0.5%	20	3.3%
Greater than or Equal to -1.5% And Less Than -1.0%	6	1.0%
Greater than or Equal to -2.0% And Less Than -1.5%	5	0.8%
Greater than or Equal to -2.5% And Less Than -2.0%	5	0.8%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.5%
Less Than -3.0%	6	1.0%
	604	100.0%

* First day of secondary market trading.

LONG MUNICIPAL INDEX ETF (MLN)

MLN PERFORMANCE RECORD
4/30/10 (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Long Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Long Continuous Municipal Index.

Total Return

	Share Price[2]	NAV	INDEX[3]
One Year	12.31%	12.20%	14.32%
Life[1] (annualized)	1.20%	1.12%	4.10%
Life[1] (cumulative)	2.81%	2.64%	9.80%

Gross Expense Ratio 0.64% / Net Expense Ratio 0.25%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2010.

[1]	Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[2]

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

3Barclays Capital AMT-Free Long Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Long Municipal Index ETF (MLN)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for MLN is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	January 7, 2008* through April 30, 2010
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	5	0.9%
Greater than or Equal to 2.5% And Less Than 3.0%	2	0.3%
Greater than or Equal to 2.0% And Less Than 2.5%	6	1.0%
Greater than or Equal to 1.5% And Less Than 2.0%	10	1.7%
Greater than or Equal to 1.0% And Less Than 1.5%	17	2.9%
Greater than or Equal to 0.5% And Less Than 1.0%	92	15.8%
Greater than or Equal to 0.0% And Less Than 0.5%	237	40.6%
Greater than or Equal to -0.5% And Less Than 0.0%	118	20.2%
Greater than or Equal to -1.0% And Less Than -0.5%	50	8.6%
Greater than or Equal to -1.5% And Less Than -1.0%	16	2.7%
Greater than or Equal to -2.0% And Less Than -1.5%	12	2.1%
Greater than or Equal to -2.5% And Less Than -2.0%	9	1.5%
Greater than or Equal to -3.0% And Less Than -2.5%	3	0.5%
Less Than -3.0%	7	1.2%
	584	100.0%

* First day of secondary market trading.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PRB PERFORMANCE RECORD
4/30/10 (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Pre-Refunded Municipal Index ETF at commencement with a similar investment in the Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index.

Total Return

	Share Price[2]	NAV	INDEX[3]
One Year	2.01%	2.38%	2.77%
Life[1] (annualized)	1.96%	1.97%	2.48%
Life[1] (cumulative)	2.44%	2.44%	3.08%

Gross Expense Ratio 0.67% / Net Expense Ratio 0.24%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2010.

[1]	Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[2]

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

3Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index

The Index is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Pre-Refunded Municipal Index ETF (PRB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for PRB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 3, 2009* through April 30, 2010
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	1	0.3%
Greater than or Equal to 1.0% And Less Than 1.5%	0	0.0%
Greater than or Equal to 0.5% And Less Than 1.0%	29	9.3%
Greater than or Equal to 0.0% And Less Than 0.5%	247	78.9%
Greater than or Equal to -0.5% And Less Than 0.0%	35	11.2%
Greater than or Equal to -1.0% And Less Than -0.5%	1	0.3%
Greater than or Equal to -1.5% And Less Than -1.0%	0	0.0%
Greater than or Equal to -2.0% And Less Than -1.5%	0	0.0%
Greater than or Equal to -2.5% And Less Than -2.0%	0	0.0%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	0	0.0%
	313	100.0%

* First day of secondary market trading.

SHORT MUNICIPAL INDEX ETF (SMB)

SMB PERFORMANCE RECORD
4/30/10 (unaudited)

This graph compares a hypothetical $10,000 investment in the Market Vectors Short Municipal Index ETF at commencement with a similar investment in the Barclays Capital AMT-Free Short Continuous Municipal Index.

Total Return

	Share Price[2]	NAV	INDEX[3]
One Year	4.20%	4.64%	5.11%
Life[1] (annualized)	4.73%	4.65%	5.26%
Life[1] (cumulative)	10.62%	10.45%	11.86%

Gross Expense Ratio 0.55% / Net Expense Ratio 0.20%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2010.

[1]	Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[2]

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

3Barclays Capital AMT-Free Short Continuous Municipal Index

To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(unaudited)

Short Municipal Index ETF (SMB)
Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for SMB is at a premium or discount to its daily net asset value (NAV). The chart is for comparative purposes only and represents the period noted.

	February 26, 2008* through April 30, 2010
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than or Equal to 3.0%	0	0.0%
Greater than or Equal to 2.5% And Less Than 3.0%	0	0.0%
Greater than or Equal to 2.0% And Less Than 2.5%	0	0.0%
Greater than or Equal to 1.5% And Less Than 2.0%	2	0.4%
Greater than or Equal to 1.0% And Less Than 1.5%	19	3.5%
Greater than or Equal to 0.5% And Less Than 1.0%	161	29.3%
Greater than or Equal to 0.0% And Less Than 0.5%	264	47.9%
Greater than or Equal to -0.5% And Less Than 0.0%	60	10.9%
Greater than or Equal to -1.0% And Less Than -0.5%	23	4.2%
Greater than or Equal to -1.5% And Less Than -1.0%	11	2.0%
Greater than or Equal to -2.0% And Less Than -1.5%	4	0.7%
Greater than or Equal to -2.5% And Less Than -2.0%	2	0.4%
Greater than or Equal to -3.0% And Less Than -2.5%	0	0.0%
Less Than -3.0%	4	0.7%
	550	100.0%

* First day of secondary market trading.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* November 1, 2009- April 30, 2010

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,021.55	0.35%	$1.78
Hypothetical**	1,000.00	1,011.53	0.35%	$1.76

Intermediate Municipal Index ETF
Actual	1,000.00	1,018.15	0.24%	$1.21
Hypothetical**	1,000.00	1,011.80	0.24%	$1.21

Long Municipal Index ETF
Actual	1,000.00	1,020.50	0.24%	$1.22
Hypothetical**	1,000.00	1,011.80	0.24%	$1.21

Pre-Refunded Municipal Index ETF
Actual	1,000.00	1,007.85	0.24%	$1.20
Hypothetical**	1,000.00	1,011.80	0.24%	$1.20

Short Municipal Index ETF
Actual	1,000.00	1,012.15	0.20%	$1.01
Hypothetical**	1,000.00	1,011.90	0.20%	$1.01

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2010), multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2010

Principal Amount		Value

MUNICIPAL BONDS: 97.7%
Arizona: 2.3%
$3,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 7/1/17 (A)	$2,560,620
1,500,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series O (RB) 5.25%, 7/1/16 (A)	1,135,590

		3,696,210

California: 7.0%
3,785,000	California Statewide Community Development Authority, California Baptist University, Series A (RB) 5.40%, 11/1/17 (A) R	3,289,543
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 7/1/17 (A) R	359,390
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 7/1/17 (A)	574,605
2,200,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 6/1/17 (A)	2,029,390
4,320,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.625%, 6/1/17 (A)	3,469,392
1,500,000	West Sacramento, California Financing Authority, Series A (ST) (XLCA) 5.00%, 9/1/26	1,361,100

		11,083,420

Colorado: 0.8%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 7/1/14 (A)	1,321,605

Florida: 4.9%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 8/1/17 (A)	1,741,760
2,000,000	Greater Orlando Aviation Authority, JetBlue Airway Corp. Project (RB) 6.50%, 11/15/11 (A)	1,854,120
1,250,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 5/1/14 (A)	1,190,600
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 5/1/14 (A)	935,920
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.875%, 5/1/17 (A)	1,567,040
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA) 5.125%, 11/1/12*	577,441

		7,866,881

Guam: 1.1%
1,750,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.875%, 7/1/15 (A)	1,757,945

Illinois: 7.1%
3,760,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge East (ST) 6.00%, 3/1/17 (A)	2,761,006
3,530,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge West (ST) 6.00%, 3/1/17 (A)	2,485,544
575,000	Illinois Financing Authority, Resurrection Health Care Corp. (RB) 6.125%, 5/15/19 (A)	592,049
4,500,000	Illinois Financing Authority, Sedgebrook, Inc. Facility, Series A (RB) 6.00%, 11/15/17 (A)*	1,640,745
2,000,000	Illinois Financing Authority, Sherman Health System, Series A (RB) 5.50%, 8/1/17 (A)	1,804,680
2,070,000	Illinois Financing Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 2/15/20 (A)	2,072,815

		11,356,839

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Iowa: 0.7%
$1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (A)	$1,026,420

Kentucky: 1.1%
1,700,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.375%, 6/1/20 (A)	1,743,690

Louisiana: 4.8%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 7/1/17	2,565,895
660,000	Louisiana Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.375%, 10/1/11 (A)	665,069
3,380,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/1/17 (A)	3,479,811
1,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.375%, 12/1/19 (A)	940,460

		7,651,235

Maryland: 0.9%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/1/16 (A)	1,464,480

Michigan: 2.6%
2,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 7/1/15 (A)	2,206,984
1,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 7/1/15 (A)	839,850
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.625%, 12/1/12	1,052,350

		4,099,184

Minnesota: 1.2%
2,000,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (A)	1,922,480

Missouri: 1.5%
2,000,000	Kansas City Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 1/1/14 (A)	1,879,260
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 6/15/15 (A)	438,125

		2,317,385

Montana: 1.0%
1,900,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 6/30/10 (A)	1,570,464

Nebraska: 3.8%
3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/15	3,592,225
3,000,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/1/15 (A)	2,442,150

		6,034,375

New Jersey: 6.4%
8,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.625%, 1/1/16 (A)	7,040,377
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.625%, 7/1/18 (A)	3,078,420

		10,118,797

See Notes to Financial Statements

Principal Amount		Value

New York: 1.9%
$1,500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) 6.70%, 1/1/18 (A)	$1,414,920
500,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project. (RB) 8.00%, 8/1/16 (A)	522,185
1,000,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.625%, 6/14/10 (A)	1,014,920

		2,952,025

Ohio: 3.7%
3,455,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.875%, 6/1/17 (A)	2,593,496
2,260,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.75%, 6/1/17 (A)	1,772,179
1,510,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.625%, 10/1/19	1,584,670

		5,950,345

Oklahoma: 3.0%
3,000,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/1/17 (A)	2,786,670
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 12/1/14 (B)	1,985,480

		4,772,150

Pennsylvania: 7.3%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (A)	1,704,420
3,500,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 7/1/19 (A)	3,544,415
2,420,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.125%, 12/1/15	2,351,998
1,200,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 6/1/11 (A)	1,243,824
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 6/1/11 (A)	2,073,040
705,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series B (RB) 6.75%, 6/1/11 (A)	730,747

		11,648,444

Puerto Rico: 5.9%
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 7/1/19	3,241,590
5,845,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 2/1/12 (A) (B)	6,079,735

		9,321,325

South Carolina: 1.5%
3,010,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/1/16 (A)	2,462,692

South Dakota: 3.3%
5,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (A)	3,967,750
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (A)	1,324,965

		5,292,715

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Tennessee: 2.5%
$4,000,000	Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.00%, 9/1/15	$4,046,280

Texas: 11.1%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB) 7.00%, 12/1/11	2,593,510
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 1/1/17 (A)	1,836,860
2,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 8/15/17 (A)	1,850,600
3,435,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 8/15/17 (A)	3,333,530
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 8/15/16	713,657
1,000,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 5/1/12 (A)	989,020
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.375%, 11/1/16 (A) †^	1,400,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (A)	1,423,845
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (A)	992,340
3,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.375%, 2/15/15 (A)	2,460,090

		17,593,452

Virgin Islands: 2.4%
3,770,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/1/19 (A)	3,860,782

Virginia: 2.5%
5,865,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 6/1/17 (A)	4,037,231

West Virginia: 3.1%
6,200,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.625%, 3/1/16 (A)	4,957,830

Wisconsin: 2.3%
3,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.125%, 8/15/13 (A)	3,223,765
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.125%, 8/15/16 (A)	447,410

		3,671,175

Total Municipal Bonds (Cost: $142,379,732)		155,597,856

Number of Shares

Money Market Fund: 0.0% (Cost: $605)
605	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	605

Total Investments: 97.7% (Cost: $142,380,337)		155,598,461
Other assets less liabilities: 2.3%		3,611,885

NET ASSETS: 100.0%		$159,210,346

See Notes to Financial Statements

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
XLCA	Syncora Guarantee Inc.

(A)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

(B)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

*	Non-income producing

†

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,400,000 which represents 0.9% of net assets.

^	Received a partial interest payment on the last interest payment date.

R

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted. Restricted securities held by the Fund are as follows:

Security	Acquisition Date	Principal Amount	Acquisition Cost	Value	% of Net Assets

California Statewide Community Dev Auth, 5.40%, 11/1/17	2/4/09	$3,785,000	$2,409,796	$3,289,543	2.1%
California Statewide Community Dev Auth, 5.25%, 7/1/17	6/23/09	500,000	296,250	359,390	0.2

			$2,706,046	$3,648,933	2.3%

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	4.1%	$6,433,110
Development	19.5	30,347,464
Education	6.4	9,944,605
Facilities	1.0	1,464,480
General Obligation	7.8	12,060,202
Higher Education	3.7	5,731,693
Medical	23.1	35,939,817
Mello-Roos	0.9	1,361,100
Nursing Homes	8.1	12,575,665
Pollution	3.9	6,088,981
Power	3.6	5,616,744
Tobacco Settlement	8.9	13,901,688
Transportation	4.5	7,040,377
Utilities	2.3	3,592,225
Water	2.2	3,499,705
Money Market Fund	0.0	605

	100.0%	$155,598,461

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Arizona	$—	$3,696,210	$—	$3,696,210
California	—	11,083,420	—	11,083,420
Colorado	—	1,321,605	—	1,321,605
Florida	—	7,866,881	—	7,866,881
Guam	—	1,757,945	—	1,757,945
Illinois	—	11,356,839	—	11,356,839
Iowa	—	1,026,420	—	1,026,420
Kentucky	—	1,743,690	—	1,743,690
Louisiana	—	7,651,235	—	7,651,235
Maryland	—	1,464,480	—	1,464,480
Michigan	—	4,099,184	—	4,099,184
Minnesota	—	1,922,480	—	1,922,480
Missouri	—	2,317,385	—	2,317,385
Montana	—	1,570,464	—	1,570,464
Nebraska	—	6,034,375	—	6,034,375
New Jersey	—	10,118,797	—	10,118,797
New York	—	2,952,025	—	2,952,025
Ohio	—	5,950,345	—	5,950,345
Oklahoma	—	4,772,150	—	4,772,150
Pennsylvania	—	11,648,444	—	11,648,444
Puerto Rico	—	9,321,325	—	9,321,325
South Carolina	—	2,462,692	—	2,462,692
South Dakota	—	5,292,715	—	5,292,715
Tennessee	—	4,046,280	—	4,046,280
Texas	—	16,193,452	1,400,000	17,593,452
Virgin Islands	—	3,860,782	—	3,860,782
Virginia	—	4,037,231	—	4,037,231
West Virginia	—	4,957,830	—	4,957,830
Wisconsin	—	3,671,175	—	3,671,175
Money Market Fund:	605	—	—	605

Total	$605	$154,197,856	$1,400,000	$155,598,461

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended April 30, 2010:

Balance as of 4/30/09	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,400,000

Balance as of 4/30/10	$1,400,000

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2010

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alaska: 0.3%
$500,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.625%, 12/1/18 (A)	$503,785

Arizona: 2.1%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/18 (A)	269,547
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB) 5.00%, 7/1/19 (A)	549,660
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/1/19	547,890
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/18 (A)	558,825
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/18 (A)	285,302
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC) 5.00%, 7/1/14 (A)	274,412
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 7/1/17 (A)	270,420
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 7/1/18 (A)	286,150
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 1/1/19 (A)	275,038

		3,317,244

California: 14.1%
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 8/1/14 (A)	514,180
500,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/16 (A)	545,815
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,094,667
75,000	California State (GO) 5.00%, 11/1/15	84,070
500,000	California State (GO) 5.25%, 10/1/19 (A)	542,045
500,000	California State (GO) 5.00%, 3/1/16	555,860
500,000	California State (GO) 5.00%, 3/1/15 (A)	533,905
500,000	California State (GO) 5.00%, 2/1/17 (A)	542,775
500,000	California State (GO) 4.50%, 2/1/17 (A)	483,180
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 7/1/16 (A)	1,059,630
1,000,000	California State Economic Recovery Bonds, Series A (GO) 4.40%, 7/1/18	1,084,760
500,000	California State Public Works Board, Mental Health Department, Series A (RB) 5.50%, 6/1/14 (A)	517,645
500,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.25%, 10/1/17	534,080
300,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.00%, 10/1/19 (A)	304,257
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 11/30/11 (A)	505,115
250,000	Coast Community College District, California Election 2002-Series B (GO) (AGM) 5.00%, 8/1/16 (A)	270,405
250,000	La Quinta, California Financing Authority, Series A (AMBAC) (TA) 5.25%, 9/1/14 (A)	256,188

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 7/1/17 (A)	$278,905
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 7/1/17 (A)	260,228
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 7/1/16 (A)	265,310
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/15 (A)	525,200
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 7/1/17 (A)	554,435
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 7/1/17 (A)	804,428
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.125%, 8/15/18 (A)	264,400
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 8/15/17	275,415
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 1/1/17 (A)	1,077,250
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 1/1/17 (A)	527,740
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/1/26	509,990
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/1/24	520,175
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/1/22	1,057,580
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 8/1/17 (A)	266,535
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 5/1/15 (A)	529,595
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 8/1/17 (A)	270,625
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 8/1/17 (A)	535,670
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 6/15/19	1,123,310
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC) 5.00%, 6/15/12 (A)	269,890
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/1/19 (A)	500,390
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 8/1/17 (A)	257,788
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 5/15/12 (A)	264,097
500,000	University of California, Series F (RB) (AGM) 5.00%, 5/15/13 (A)	544,695
500,000	University of California, Series Q (RB) 5.00%, 5/15/17 (A)	542,465
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.125%, 8/1/19 (A)	1,058,380

		22,513,073

Colorado: 0.5%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.125%, 11/15/23	733,074

See Notes to Financial Statements

Principal Amount		Value

Connecticut: 0.4%
$500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (A)	$561,460

Delaware: 0.3%
500,000	Delaware State, Series A (GO) 4.00%, 5/1/15 (A)	554,785

District of Columbia: 0.1%
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/1/16 (A)	249,242

Florida: 6.6%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 2/15/16 (A)	257,692
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 6/1/17	266,550
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 6/1/17	525,800
1,000,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.00%, 6/1/16	994,650
500,000	Florida State Board of Education, Capital Outlay, Series B (GO) 5.00%, 1/1/15 (A)	546,340
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 6/1/19 (A)	523,655
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 6/1/19 (A)	1,111,600
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 7/1/17 (A)	242,896
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 7/1/15 (A)	530,980
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 7/1/15 (A)	528,815
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC) 5.25%, 4/1/22	269,278
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System, Series B (RB) (NATL) 5.00%, 6/1/15 (A)	525,075
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC) 5.00%, 8/1/18 (A)	526,515
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO) 5.25%, 5/1/18 (A)	542,375
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 4/1/17 (A)	256,593
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.00%, 10/1/15 (A)	263,778
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/1/16 (A)	550,825
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 8/1/15 (A)	261,938
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/1/17	267,035
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 9/1/21	268,312
500,000	Tampa, Florida Sports Authority (RB) (AGM) 5.00%, 1/1/15 (A)	514,170
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (A)	718,815

		10,493,687

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Georgia: 3.6%
$500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 7/1/19 (A)	$510,490
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 4/1/17 (A)	273,945
500,000	Georgia State, Series B (GO) 5.00%, 1/1/19 (A)	578,605
500,000	Georgia State, Series B (GO) 5.00%, 1/1/19 (A)	562,720
400,000	Georgia State, Series B (GO) 5.00%, 7/1/18 (A)	455,616
500,000	Georgia State, Series B (GO) 5.00%, 4/1/17 (A)	582,265
250,000	Georgia State, Series C (GO) 5.00%, 7/1/17 (A)	282,145
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 1/1/21	460,640
500,000	Gwinnett County School District (GO) 5.00%, 2/1/25 (A)	577,630
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 3/15/20	498,045
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 3/15/18	1,011,600

		5,793,701

Hawaii: 0.7%
500,000	Hawaii State, Series DI (GO) (AGM) 5.00%, 3/1/16 (A)	547,440
500,000	Hawaii State, Series DK (GO) 5.00%, 5/1/18 (A)	543,160

		1,090,600

Illinois: 6.6%
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 1/1/16 (A)	521,810
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 1/1/16 (A)	263,695
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 1/1/17 (A)	536,790
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 1/1/17 (A)	539,540
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 1/1/18	549,485
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 1/1/16 (A)	519,965
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 1/1/16 (A)	265,650
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 1/1/16 (A)	264,215
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 1/1/16 (A)	531,035
250,000	Chicago, Illinois Project & Refunding, Series C (GO) (AGM) 5.00%, 1/1/19 (A)	266,805
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC) 5.00%, 12/1/16 (A)	273,837
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 6/1/18 (A)	805,012
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 6/1/18 (A)	539,875

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 6/1/16	$274,795
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/1/16 (A)	272,452
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 1/1/20 (A)	527,390
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 1/1/20 (A)	533,090
475,000	Chicago, Illinois, Series A (GO) 5.00%, 1/1/20 (A)	504,882
500,000	Illinois State (GO) (AGM) 5.00%, 1/1/19	544,650
500,000	Illinois State (GO) (AGM) 5.00%, 1/1/20 (A)	535,970
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 7/1/16 (A)	269,445
500,000	Illinois State, Series A (GO) 3.75%, 9/1/16	512,440
500,000	Illinois State, Series B (GO) 5.25%, 1/1/21	545,600
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 2/1/26 (B)	177,979

		10,576,407

Indiana: 1.7%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 8/1/16 (A)	231,000
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/1/16 (A)	769,717
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB) 5.25%, 2/1/17	289,527
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 2/1/17 (A)	562,530
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC) 5.25%, 6/1/14 (A)	287,537
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL) 5.50%, 1/1/21	553,535

		2,693,846

Kentucky: 1.0%
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/1/18 (A)	268,215
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/1/18 (A)	293,205
500,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/1/18 (A)	554,670
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 2/1/19 (A)	551,500

		1,667,590

Louisiana: 0.2%
250,000	State of Louisiana, Series B (GO) (CIFG) 5.00%, 7/15/16 (A)	279,110

Maryland: 1.7%
500,000	Maryland State & Local Facilities Loan, First Series (GO) 5.00%, 3/15/17	581,085
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 8/15/17 (A)	281,243

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Maryland: (continued)
$425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 8/15/19 (A)	$446,509
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 9/1/18 (A)	280,118
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.125%, 6/1/18 (A)	794,062
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 5/1/17 (A)	291,593

		2,674,610

Massachusetts: 2.8%
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/1/19 (A)	525,635
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 1/1/20 (A)	502,990
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 1/1/19 (A)	510,765
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 1/1/20 (A)	529,930
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 8/15/17 (A)	520,430
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 7/1/18 (A)	230,985
500,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (A)	562,050
500,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (FGIC) (NATL) 5.00%, 8/15/15 (A)	505,505
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 8/1/16 (A)	498,247

		4,386,537

Michigan: 1.4%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 5/1/17	264,769
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 5/1/15 (A)	254,187
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 5/1/15 (A)	255,192
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/15	289,353
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/15 (A)	278,600
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (A) (B)	154,105
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (A) (B)	169,435
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (A)	536,620

		2,202,261

Minnesota: 1.0%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 8/1/19	544,280
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 8/1/16	550,655
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 7/1/17	555,105

		1,650,040

See Notes to Financial Statements

Principal Amount		Value

Missouri: 1.5%
$500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/1/16 (A)	$528,335
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 4/15/18	278,742
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 1/1/16 (A)	504,625
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 2/1/17 (A)	1,123,110

		2,434,812

Nebraska: 0.7%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 4/1/20 (A)	1,056,110

Nevada: 3.2%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 7/1/19 (A)	537,727
250,000	Clark County School District, Series A (GO) 5.00%, 6/15/17 (A)	278,747
500,000	Clark County School District, Series A (GO) 5.00%, 6/15/18 (A)	544,440
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 6/15/17 (A)	1,097,080
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (A)	519,200
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (A)	263,570
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (A)	541,335
250,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (A)	270,667
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/1/19 (A)	510,770
500,000	Las Vegas Convention & Visitors Authority (RB) (AMBAC) 5.00%, 7/1/15 (A)	516,470

		5,080,006

New Jersey: 4.0%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL) 5.25%, 6/1/15 (A)	518,885
500,000	New Jersey State (GO) 5.00%, 6/1/19 (A)	549,695
500,000	New Jersey State (GO) 4.00%, 6/1/19 (A)	512,235
500,000	New Jersey State (GO) 5.00%, 6/1/19 (A)	558,680
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 9/1/19 (A)	528,190
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	560,950
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 1/1/26	575,965
250,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.00%, 1/1/15 (A)	272,473
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 1/1/19 (A)	333,813
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.75%, 6/15/25	289,965
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (AGM) 4.25%, 6/14/10 (A)	250,048

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (AGM) 5.25%, 12/15/20	$561,410
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 6/15/16	579,197
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL) 5.50%, 12/15/19	285,238

		6,376,744

New Mexico: 0.7%
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (A)	1,071,340

New York: 17.5%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 5/1/19 (A)	542,865
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 5/1/18 (A)	283,317
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 5/1/17 (A)	282,292
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/1/16 (A)	549,220
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 6/1/16 (A)	419,384
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 5/15/19 (A)	506,944
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.625%, 6/15/18 (A)	293,195
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 1/15/17 (A)	265,145
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 5/1/17 (A)	449,564
500,000	New York City Transitional Finance Authority, Series A-1 (RB) 5.00%, 5/1/15 (A)	555,310
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 5/1/17 (A)	548,090
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 5/1/20 (A)	565,015
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 1/15/17 (A)	655,890
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 1/15/19 (A)	298,546
500,000	New York City, Series A-1 (GO) 5.00%, 8/1/17	564,610
500,000	New York City, Series B (GO) 5.00%, 8/1/17	564,610
250,000	New York City, Series C (GO) 5.00%, 8/1/15 (A)	266,315
250,000	New York City, Series C (GO) 5.00%, 8/1/19 (A)	275,223
250,000	New York City, Series D-1 (GO) 5.125%, 12/1/17 (A)	273,333
500,000	New York City, Series E (GO) (AGM) 5.00%, 11/1/14 (A)	550,310
500,000	New York City, Series E (GO) 5.00%, 8/1/16	565,295

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York City, Series G (GO) 5.00%, 8/1/17 (A)	$547,905
375,000	New York City, Series G (GO) 5.00%, 8/1/17 (A)	405,690
250,000	New York City, Series I-1 (GO) 5.00%, 4/1/16 (A)	272,768
500,000	New York City, Series J-1 (GO) 5.00%, 5/15/19 (A)	549,495
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/1/17 (A)	541,750
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 9/1/15 (A)	268,683
500,000	New York City, Sub Series J-1 (GO) 5.00%, 6/1/16 (A)	551,910
500,000	New York City, Sub Series L-1 (GO) 5.00%, 4/1/18 (A)	540,980
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/1/17	284,783
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 7/1/19 (A)	540,380
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	576,030
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 2/15/18	574,120
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/18 (A)	555,855
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/18 (A)	320,520
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 2/15/18	574,120
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 3/15/18 (A)	1,099,380
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 6/15/18	576,955
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 6/15/16	571,030
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 3/15/15 (A)	264,100
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 6/15/16 (A)	264,933
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 6/15/17 (A)	527,350
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 6/15/16 (A)	540,355
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 2/15/17	560,245
500,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 4.25%, 4/1/16 (A)	533,305
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 5.00%, 4/1/16 (A)	266,135
350,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 4/1/18 (A)	383,443

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/1/15 (A)	$280,473
1,000,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) 5.00%, 10/1/18 (A)	1,087,870
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) (AMBAC) 5.00%, 10/1/15 (A)	279,935
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 1/1/18 (A)	546,800
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 3/15/19 (A)	560,480
500,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	576,380
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	515,755
500,000	New York State, Series A (GO) 3.00%, 3/1/17	512,105
1,000,000	New York State, Series A (GO) 3.00%, 3/1/19	1,002,290
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (A)	515,075

		27,843,856

Ohio: 1.3%
250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/1/16 (A)	264,137
450,000	Columbus, Ohio State (GO) 4.25%, 9/1/17 (A)	470,727
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 6/15/17	299,113
500,000	Ohio State Water Development Authority Pollution Control (RB) 4.50%, 6/1/15 (A)	530,680
450,000	Ohio State, Series A (GO) 4.00%, 8/1/18	484,322

		2,048,979

Oklahoma: 0.2%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 6/1/18 (A)	278,957

Oregon: 1.9%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 6/15/22 (B)	596,640
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 4/1/19 (A)	555,730
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 7/1/18 (A)	272,095
500,000	Portland, Oregon Community College District (GO) 5.00%, 6/15/19 (A)	560,130
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 6/15/18 (A)	739,442
250,000	Washington, Yawmill and Multnomah Counties, Oregon, Hillsboro School District No. 1J District (GO) (FGIC) (NATL) 5.25%, 6/15/17	290,637

		3,014,674

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: 3.8%
$500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 1/1/18 (A)	$517,650
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 9/1/17	552,130
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series B (RB) 5.00%, 6/15/16	554,855
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 4/1/16 (A) (C)	302,035
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (A)	268,998
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (AGM) 5.25%, 7/15/22	286,682
500,000	Pennsylvania State, First Series A (GO) 5.00%, 2/15/19	578,735
500,000	Pennsylvania State, Second Series (GO) 5.00%, 1/1/16 (A)	545,120
250,000	Pennsylvania State, Second Series (GO) 5.00%, 7/1/19	289,978
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 9/1/17	1,655,370
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 8/1/17 (A)	494,535

		6,046,088

Puerto Rico: 2.3%
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 7/1/17	544,445
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 7/1/17 (A)	313,365
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 7/1/24	539,460
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 7/1/21	543,905
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 8/1/15 (A)	306,165
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 8/1/15 (A)	259,660
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 7/1/18	555,940
500,000	University of Puerto Rico, Series P (RB) 5.00%, 6/1/16	530,300

		3,593,240

Rhode Island: 0.8%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 6/15/19 (A)	1,081,996
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (A)	267,198

		1,349,194

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

South Carolina: 1.0%
$710,000	Greenville County, South Carolina School District (RB) (AGO) 5.00%, 12/1/16 (A)	$740,232
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 4/1/20 (A)	507,138
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 1/1/16 (A)	270,545

		1,517,915

Tennessee: 1.7%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 1/1/18 (A)	566,465
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO) 5.00%, 2/1/15 (A)	275,055
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 9/1/23	244,825
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 9/1/17	506,020
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 2/1/21	630,804
500,000	Tennessee State, Series B (GO) 4.50%, 8/1/13 (A)	528,780

		2,751,949

Texas: 6.1%
250,000	Cypress-Fairbanks, Texas Independent School District (GO) 5.00%, 2/15/16 (A)	271,767
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 8/15/18 (A)	268,002
250,000	Houston, Texas Independent School District (GO) 5.00%, 2/15/17 (A)	275,610
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 2/15/15 (A)	272,555
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 2/15/17 (A)	520,410
250,000	Houston, Texas Independent School District, Series B (GO) 5.00%, 2/15/17 (A)	272,282
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 3/1/19 (A)	1,102,580
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC) 5.00%, 3/1/15 (A)	272,400
250,000	Leander Independent School District (GO) 4.85%, 8/15/16 (A) (B)	136,875
500,000	North East Independent School District (GO) 5.00%, 8/1/15 (A)	548,380
250,000	North East Independent School District, Series A (GO) 5.00%, 8/1/17 (A)	287,038
560,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 2/1/15 (A)	594,849
400,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.00%, 2/1/15 (A)	427,412
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 2/1/19 (A)	564,960
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 2/15/17 (A)	254,727
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	514,420
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	232,542

See Notes to Financial Statements

Principal Amount		Value

Texas: (continued)
$250,000	Texas State University System Financing (RB) 5.25%, 3/15/18 (A)	$276,930
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/17 (A)	275,882
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 4/1/16 (A)	278,300
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 7/15/17 (A)	567,025
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 8/15/18 (A)	570,095
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 2/15/20 (A)	563,390
205,000	University of Texas, Revenue Financing System, Series D (RB) 5.00%, 2/15/17 (A)	238,151
45,000	University of Texas, Revenue Financing System, Series D (RB) 5.00%, 2/15/17 (A)	50,043
		9,636,625
Utah: 0.0%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 6/15/17 (A) (B)	144,735
Virginia: 1.5%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 2/1/19	573,450
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/17 (A)	287,450
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/19 (A)	278,952
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 8/1/16 (A)	521,510
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/19 (A)	224,504
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 8/1/16 (A)	517,845
		2,403,711
Washington: 3.7%
525,000	Energy Northwest, Washington Electric Revenue Refunding, Columbia State, Series A (RB) 5.00%, 7/1/16 (A)	571,583
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/1/16 (A)	442,252
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 6/1/17 (A)	278,608
500,000	Pierce County, Washington School District, Series A (GO) (AGM) (SBG) 5.00%, 12/1/15 (A)	556,105
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/1/16 (A)	272,092
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 7/1/16 (A)	548,730
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 7/1/16 (A)	541,765
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 7/1/17 (A)	547,420
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 1/1/17 (A)	215,694
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 1/1/19 (A)	557,545
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 1/1/17 (A)	554,495

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Washington: (continued)
$500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 1/1/18 (A)	$541,925
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 2/1/17	286,527
		5,914,741
West Virginia: 0.5%
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 9/1/14 (A)	508,795
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.125%, 9/1/19 (A)	231,109
		739,904
Wisconsin: 1.2%
400,000	Central Brown County Water Authority (RB) (AMBAC) 5.00%, 12/1/15 (A)	417,760
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 8/15/16 (A)	254,390
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 7/1/16	28,715
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 5/1/19	868,434
250,000	Wisconsin State, Series C (GO) 5.00%, 5/1/18 (A)	273,567
		1,842,866
Total Municipal Bonds (Cost: $153,810,710)		157,087,498

Number of Shares
Money Market Fund: 1.7% (Cost: $2,740,335)
2,740,335	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,740,335
Total Investments: 100.4% (Cost: $156,551,045)		159,827,833
Liabilities in excess of other assets: (0.4)%		(649,188)
NET ASSETS: 100.0%		$159,178,645

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee Inc.

See Notes to Financial Statements

(A)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

(B)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

(C)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	2.3	$3,738,792
Bond Bank	0.7	1,113,780
Development	1.9	2,985,943
Education	4.8	7,644,272
Facilities	8.0	12,719,676
General Obligation	30.1	48,148,919
Higher Education	8.3	13,238,112
Medical	3.4	5,459,866
Pollution	0.8	1,332,638
Power	4.5	7,235,492
School District	10.5	16,762,133
Single Family Housing	0.6	1,008,900
Student Loan	1.0	1,543,685
Transportation	11.9	18,951,908
Utilities	3.7	5,972,458
Water	5.8	9,230,924
Money Market Fund	1.7	2,740,335
	100.0%	$159,827,833

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments
Municipal Bonds:
Alaska	$—	$503,785	$—	$503,785
Arizona	—	3,317,244	—	3,317,244
California	—	22,513,073	—	22,513,073
Colorado	—	733,074	—	733,074
Connecticut	—	561,460	—	561,460
Delaware	—	554,785	—	554,785
District of Columbia	—	249,242	—	249,242
Florida	—	10,493,687	—	10,493,687
Georgia	—	5,793,701	—	5,793,701
Hawaii	—	1,090,600	—	1,090,600
Illinois	—	10,576,407	—	10,576,407
Indiana	—	2,693,846	—	2,693,846
Kentucky	—	1,667,590	—	1,667,590
Louisiana	—	279,110	—	279,110
Maryland	—	2,674,610	—	2,674,610
Massachusetts	—	4,386,537	—	4,386,537
Michigan	—	2,202,261	—	2,202,261
Minnesota	—	1,650,040	—	1,650,040
Missouri	—	2,434,812	—	2,434,812
Nebraska	—	1,056,110	—	1,056,110
Nevada	—	5,080,006	—	5,080,006
New Jersey	—	6,376,744	—	6,376,744
New Mexico	—	1,071,340	—	1,071,340
New York	—	27,843,856	—	27,843,856
Ohio	—	2,048,979	—	2,048,979
Oklahoma	—	278,957	—	278,957
Oregon	—	3,014,674	—	3,014,674
Pennsylvania	—	6,046,088	—	6,046,088
Puerto Rico	—	3,593,240	—	3,593,240
Rhode Island	—	1,349,194	—	1,349,194
South Carolina	—	1,517,915	—	1,517,915
Tennessee	—	2,751,949	—	2,751,949
Texas	—	9,636,625	—	9,636,625
Utah	—	144,735	—	144,735
Virginia	—	2,403,711	—	2,403,711
Washington	—	5,914,741	—	5,914,741
West Virginia	—	739,904	—	739,904
Wisconsin	—	1,842,866	—	1,842,866
Money Market Fund:	2,740,335	—	—	2,740,335
Total	$2,740,335	$157,087,498	$—	$159,827,833

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2010

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Alabama: 0.9%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/1/16 (A)	$488,530

Alaska: 1.0%
250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC) 5.25%, 12/1/14 (A)	253,025
250,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/1/18 (A)	256,832

		509,857

Arizona: 1.9%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/18 (A)	255,935
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 3/1/18 (A)	246,950
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 7/1/17 (A)	250,290
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/1/32	228,993

		982,168

California: 20.6%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC) 6.30%, 10/1/30 (B)	62,417
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC) (NATL) 5.00%, 9/1/17 (A)	482,905
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 4/1/17 (A)	481,520
250,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/16 (A)	257,322
500,000	California Health Facilities Financing Authority (RB) 5.00%, 4/1/16 (A)	475,165
250,000	California State (GO) 4.875%, 12/1/17 (A)	241,330
500,000	California State (GO) 4.50%, 2/1/17 (A)	457,015
250,000	California State Public Works Board (RB) 5.00%, 11/1/14 (A)	255,435
450,000	California State University Systemwide, Series A (RB) (AMBAC) 5.00%, 5/1/15 (A)	459,549
375,000	California State Various Purpose (GO) 5.75%, 4/1/19 (A)	400,552
500,000	California State Various Purpose (GO) 5.50%, 11/1/19 (A)	517,175
500,000	California Statewide Community Development Authority - Health Facilities (RB) 5.00%, 3/1/15 (A)	478,150
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC) 5.00%, 8/1/16 (A)	308,223
500,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 8/1/17 (A)	507,240
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 7/1/18 (A)	259,130
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.125%, 6/1/17 (A)	348,755
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 8/1/30 (B)	78,905
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM) 6.19%, 11/1/30 (B)	290,220
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 8/1/17 (A)	256,545

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal
Amount		Value

California: (continued)
$250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 8/1/18 (A)	$256,602
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (RB) (AGM) 5.00%, 7/1/15 (A)	257,652
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL) 4.50%, 7/1/17 (A)	243,155
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 7/1/17 (A)	475,075
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/15 (A)	256,027
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 6/1/16 (A)	255,238
500,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL) 5.00%, 8/1/15 (A)	511,985
1,000,000	San Diego Unified School District, Election 2008, Series A (GO) 5.54%, 7/1/29 (B)	359,010
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 7/1/15 (A)	259,170
270,000	San Mateo County, California Transportation, Series A (RB) (NATL) 4.75%, 6/1/15 (A)	271,199
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 6/1/17 (A)	256,578
250,000	Stockton, California Public Financing Authority, Series A (RB) 5.25%, 9/1/16 (A)	224,268
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 8/1/15 (A)	257,170
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM) 5.00%, 8/1/16 (A)	258,503
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 9/1/28 (B)	84,213

		10,843,398

Colorado: 0.5%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 8/1/15 (A)	237,892

District of Columbia: 1.4%
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 7/15/18 (A)	751,425

Florida: 5.3%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/1/18 (A)	258,835
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 7/1/18 (A)	256,550
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 7/1/16 (A)	247,710
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/1/18 (A)	499,975
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 5/1/17 (A)	246,390
250,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 5/1/18 (A)	262,588
500,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.375%, 11/1/18 (A)	551,720
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/1/15 (A)	227,583
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/1/17 (A)	253,898

		2,805,249

See Notes to Financial Statements

Principal
Amount		Value

Georgia: 2.5%
$250,000	Atlanta, Georgia Water & Wastewater System (RB) (AGM) 5.00%, 11/1/14 (A)	$250,595
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 2/15/15 (A)	492,615
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 2/15/20 (A)	324,470
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 2/15/20 (A)	250,737

		1,318,417

Illinois: 5.3%
500,000	Chicago, Illinois Project and Refunding, Series A (GO) (AGM) 4.75%, 1/1/16 (A)	504,660
500,000	Chicago, Illinois Project and Refunding, Series B (GO) (AGM) 5.00%, 7/1/15 (A)	519,515
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 1/1/18 (A)	522,600
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (A)	250,145
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (A)	502,715
500,000	University of Chicago, Illinois Finance Authority (RB) 5.00%, 7/1/17 (A)	515,740

		2,815,375

Indiana: 2.4%
250,000	Carmel Industrial Redevelopment Authority (RB) 5.00%, 2/1/16 (A)	258,415
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006 B-5 (RB) 5.00%, 11/15/16 (A)	252,212
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 1/1/19 (A)	758,030

		1,268,657

Kansas: 1.0%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL) 5.30%, 6/1/14 (A)	256,982
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (A)	267,395

		524,377

Kentucky: 1.0%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB) 5.00%, 10/1/17 (A)	265,550
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.125%, 2/1/18 (A)	261,638

		527,188

Louisiana: 0.9%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.375%, 6/1/17 (A)	259,133
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.125%, 6/1/17 (A)	241,473

		500,606

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Maryland: 1.0%
$500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 7/1/18 (A)	$539,130

Massachusetts: 5.2%
250,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/30	279,913
500,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 7/1/17 (A)	516,665
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC) 5.00%, 5/1/16 (A)	515,640
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 7/1/19 (A)	161,994
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB) 5.00%, 7/1/18 (A)	241,560
500,000	Massachusetts State School Building Authority, Dedicated Sales Tax, Series A (RB) (AGM) 5.00%, 8/15/15 (A)	523,790
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 2/1/17 (A)	500,255

		2,739,817

Michigan: 1.5%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM) 5.00%, 7/1/16 (A)	247,277
250,000	Michigan State Building Authority (RB) (FGIC) (NATL) 5.15%, 10/15/16 (A) (B)	85,740
225,000	Michigan State Building Authority, Series I (RB) (AMBAC) 5.00%, 10/15/15 (A)	224,377
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB) 5.25%, 11/15/16 (A)	228,873

		786,267

Missouri: 1.4%
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (A)	465,925
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 6/1/18 (A)	252,138

		718,063

Nebraska: 0.5%
250,000	Nebraska Public Power District, Series C (RB) (FGIC) (NATL) 5.00%, 1/1/16 (A)	253,920

New Jersey: 6.5%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 9/1/17 (A)	512,905
750,000	New Jersey Environmental Infrastructure Trust, Series A (RB) 4.00%, 9/1/18 (A)	748,110
625,000	New Jersey State (GO) 5.00%, 6/1/19 (A)	677,588
500,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 6/1/17 (A)	347,980
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (A)	548,810
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 (B)	258,060
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 (B)	332,127

		3,425,580

New Mexico: 1.0%
500,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 5.125%, 8/1/19 (A)	509,355

See Notes to Financial Statements

Principal Amount		Value

New York: 11.8%
$125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 2/15/17 (A)	$120,910
750,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB) 5.25%, 10/1/35	756,270
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (A)	261,370
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 9/1/16 (A)	239,158
250,000	New York City Refunding, Series G (GO) 5.00%, 12/1/14 (A)	257,920
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (A)	250,715
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (A)	250,595
350,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 7/1/16 (A)	375,025
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 7/1/29	250,883
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 8/15/17 (A)	253,790
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 9/15/16 (A)	525,235
470,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AGM) 5.00%, 3/15/15 (A)	488,871
375,000	New York State Thruway Authority, Series G (RB) (AGM) 5.00%, 7/1/15 (A)	388,230
500,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (A)	537,260
250,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (A)	270,000
500,000	New York State Urban Development Corp., Series A (RB) (FGIC) (NATL) 5.25%, 3/15/14 (A)	519,230
500,000	Port Authority of New York & New Jersey, Series 160 (RB) 4.125%, 9/15/19 (A)	485,390

		6,230,852

North Carolina: 1.0%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 6/1/19 (A)	263,407
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 7/1/16 (A)	264,627

		528,034

Ohio: 0.8%
500,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB) 5.875%, 6/1/17 (A)	423,190

Oklahoma: 1.4%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 2/15/17 (A)	233,075
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (A)	480,115

		713,190

Oregon: 0.7%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 6/15/28 (B)	338,848

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Pennsylvania: 1.4%
$250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 4/1/16 (A)	$242,180
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 6/1/19 (A)	255,665
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 6/1/19 (A)	258,372

		756,217

Puerto Rico: 1.6%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 7/1/43 (B)	25,565
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 7/1/29	265,268
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.125%, 12/1/18 (A)	258,307
285,000	Puerto Rico Sales Tax Financing Corp., Sub-Series A (RB) 5.25%, 8/1/19 (A)	299,013

		848,153

South Carolina: 3.1%
350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB) 5.125%, 12/1/16 (A)	355,152
250,000	Kershaw County, South Carolina Public School Foundation (RB) (CIFG) 5.00%, 12/1/16 (A)	249,335
500,000	South Carolina Public Service Authority, Series A (RB) (NATL) 5.00%, 1/1/16 (A)	518,140
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/1/16 (A)	500,255

		1,622,882

Texas: 11.1%
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 3/1/18 (A)	259,150
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 8/15/17 (A)	251,372
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/1/16 (A)	261,667
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/1/18 (A)	262,660
500,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM) 5.00%, 10/1/15 (A)	521,600
250,000	Denton, Texas Independent School District, School Building (GO) 5.00%, 8/15/17 (A)	269,397
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 8/15/18 (A)	261,177
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 8/15/17 (A)	533,550
250,000	Fort Bend, Texas Independent School District (GO) 5.00%, 8/15/18 (A)	272,605
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB) (NATL) 5.00%, 8/15/16 (A)	521,000
500,000	Houston, Texas Combined Utility System, First Lien (RB) (AGM) 5.00%, 11/15/15 (A)	513,090
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (AGM) 5.00%, 11/15/17 (A)	266,780
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.375%, 3/1/18 (A)	537,415
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 1/1/36 (B)	111,925

See Notes to Financial Statements

Principal Amount		Value

Texas: (continued)
$250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 2/15/17 (A)	$258,247
250,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 8/1/27	250,808
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 4.75%, 4/1/15 (A)	507,845

		5,860,288

Virginia: 1.4%
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 6/1/16 (A)	165,820
570,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 9/1/17 (A)	590,469

		756,289

Washington: 2.0%
250,000	Port of Seattle, Washington, Series A (RB) 5.25%, 5/1/19 (A)	268,515
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 2/1/17 (A)	262,965
500,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 2/1/18 (A)	537,100

		1,068,580

Total Municipal Bonds (Cost: $49,402,305)		51,691,794

Number of Shares

Money Market Fund: 0.6% (Cost: $336,442)
336,442	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	336,442

Total Investments: 98.7% (Cost: $49,738,747)		52,028,236
Other assets less liabilities: 1.3%		682,428

NET ASSETS: 100.0%		$52,710,664

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(A)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

(B)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	1.0%	$499,975
Bond Bank	1.5	758,030
Development	3.4	1,753,566
Education	2.6	1,360,423
Facilities	11.2	5,855,756
General Obligation	17.8	9,284,396

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments By Sector (unaudited) (continued)	% of Investments	Value

Higher Education	10.0	$5,177,682
Housing	0.5	253,025
Medical	12.9	6,714,110
Multifamily Housing	0.5	258,307
Nursing Homes	2.4	1,268,600
Pollution	0.5	262,965
Power	2.9	1,518,848
School District	5.9	3,090,127
Single Family Housing	0.5	256,832
Tobacco Settlement	2.2	1,119,925
Transportation	12.7	6,604,682
Utilities	2.4	1,244,725
Water	8.5	4,409,820
Money Market Fund	0.6	336,442

	100.0%	$52,028,236

The summary of inputs used to value investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$488,530	$—	$488,530
Alaska	—	509,857	—	509,857
Arizona	—	982,168	—	982,168
California	—	10,843,398	—	10,843,398
Colorado	—	237,892	—	237,892
District of Columbia	—	751,425	—	751,425
Florida	—	2,805,249	—	2,805,249
Georgia	—	1,318,417	—	1,318,417
Illinois	—	2,815,375	—	2,815,375
Indiana	—	1,268,657	—	1,268,657
Kansas	—	524,377	—	524,377
Kentucky	—	527,188	—	527,188
Louisiana	—	500,606	—	500,606
Maryland	—	539,130	—	539,130
Massachusetts	—	2,739,817	—	2,739,817
Michigan	—	786,267	—	786,267
Missouri	—	718,063	—	718,063
Nebraska	—	253,920	—	253,920
New Jersey	—	3,425,580	—	3,425,580
New Mexico	—	509,355	—	509,355
New York	—	6,230,852	—	6,230,852
North Carolina	—	528,034	—	528,034
Ohio	—	423,190	—	423,190
Oklahoma	—	713,190	—	713,190
Oregon	—	338,848	—	338,848
Pennsylvania	—	756,217	—	756,217
Puerto Rico	—	848,153	—	848,153
South Carolina	—	1,622,882	—	1,622,882
Texas	—	5,860,288	—	5,860,288
Virginia	—	756,289	—	756,289
Washington	—	1,068,580	—	1,068,580
Money Market Fund:	336,442	—	—	336,442

Total	$336,442	$51,691,794	$—	$52,028,236

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2010

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Alabama: 2.1%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 1/1/13 (A)	$276,137
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/1/12 (A)	552,275

		828,412

Arizona: 1.7%
500,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 3/1/13 (A)	558,240
125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 7/1/12 (A)	137,145

		695,385

California: 16.8%
1,350,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC) 5.00%, 1/1/28 (A)	1,566,405
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM) 4.10%, 7/1/12	268,430
250,000	California State (GO) 5.125%, 3/1/11 (A)	259,940
250,000	California State (GO) 5.00%, 11/1/11 (A)	266,627
875,000	California State (GO) 5.125%, 2/1/14 (A)	995,024
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC) 5.375%, 5/1/12 (A)	275,772
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.983%, 8/1/19 (B)	257,726
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.55%, 1/1/20 (B)	355,630
550,000	Los Angeles Community College District, Election 2001-Series A (GO) (NATL) 5.50%, 8/1/11 (A)	584,771
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 7/1/13 (A)	282,585
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.375%, 7/1/13 (A)	510,399
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/1/14 (A)	288,285
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB) 6.00%, 6/1/12 (A)	553,870
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM) 5.00%, 9/1/11 (A)	267,705

		6,733,169

Colorado: 0.7%
250,000	Colorado Department of Transportation Revenue (RB) 5.375%, 6/15/12 (A)	276,630

Connecticut: 1.4%
500,000	Connecticut State, Series B (GO) 5.50%, 6/15/12 (A)	549,645

Florida: 2.2%
250,000	Collier County, Florida School Board (CP) (AGM) 5.375%, 2/15/12 (A)	270,145
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 4/1/12 (A)	272,175
290,000	South Broward Hospital District, Florida (RB) 5.625%, 5/1/12 (A)	319,189

		861,509

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Georgia: 2.7%
$250,000	Georgia State Series D (GO) 5.00%, 11/1/11 (A)	$266,435
500,000	Georgia State, Series B (GO) 5.125%, 5/1/12 (A)	544,145
250,000	Georgia State, Series D (GO) 5.00%, 7/1/14 (A)	286,315

		1,096,895

Hawaii: 1.8%
500,000	Hawaii State Series CX (GO) (AGM) 5.50%, 2/1/12 (A)	541,400
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 7/1/12 (A)	164,404

		705,804

Illinois: 7.2%
265,000	Chicago, Illinois (GO) (NATL) 5.50%, 1/1/11 (A)	276,517
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.375%, 12/1/12 (A)	557,710
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/1/16 (A)	583,895
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 7/1/16 (A)	870,727
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 7/1/16 (A)	580,485

		2,869,334

Kentucky: 2.1%
500,000	Kentucky State Property & Buildings Commission, No. 69 Series A (RB) (FSA) 5.25%, 8/1/11 (A)	529,740
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 8/1/15 (A)	290,090

		819,830

Maryland: 2.1%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 2/15/15 (A)	575,395
250,000	Montgomery County, Maryland, Series A (GO) 5.00%, 2/1/11 (A)	261,103

		836,498

Massachusetts: 4.1%
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/15 (A)	754,390
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 9/1/15 (A)	291,390
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 7/15/19	605,480

		1,651,260

Michigan: 3.3%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF) 5.50%, 5/1/12 (A)	490,243
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 7/1/13 (A)	280,237
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 7/1/13 (A)	563,510

		1,333,990

See Notes to Financial Statements

Principal Amount		Value

Minnesota: 4.6%
$250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/12 (A)	$280,370
300,000	Minnesota Public Facilities Authority, Water Pollution Control, Series A (RB) 5.00%, 3/1/12 (A)	323,598
250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/18	301,005
550,000	University of Minnesota, Series A (RB) 5.75%, 7/1/17	657,283
250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/11	264,563

		1,826,819

Nevada: 2.5%
500,000	Clark County, Nevada Bond Bank (GO) (NATL) 5.00%, 12/1/12 (A)	552,275
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (A)	464,427

		1,016,702

New Jersey: 18.3%
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/1/13 (A)	284,217
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/1/13 (A)	568,435
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 6/15/13 (A)	394,415
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 6/15/13 (A)	420,341
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 9/1/13 (A)	660,447
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 9/1/14 (A)	1,161,360
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 6/15/15	597,905
250,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 6/15/10	251,567
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 6/15/15 (A)	585,730
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 6/15/15 (A)	585,730
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 6/15/15 (A)	693,978
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.125%, 6/1/12 (A)	1,108,120

		7,312,245

New York: 3.1%
525,000	New York City, Series G (GO) 5.75%, 8/1/12 (A)	583,790
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 4/1/20	353,523
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.375%, 7/1/13 (A)	283,973

		1,221,286

North Carolina: 0.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 1/15/15 (A)	114,827

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Ohio: 3.5%
$500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/1/13 (A)	$565,675
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/1/13 (A)	570,030
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC) 5.25%, 1/1/12 (A)	268,687

		1,404,392

Oregon: 1.4%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services Inc. (RB) 5.40%, 1/1/12 (A)	269,305
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.125%, 11/15/12 (A)	276,473

		545,778

Pennsylvania: 4.1%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 6/1/13 (A)	558,905
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.625%, 8/1/12 (A)	552,830
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/1/12 (A)	276,837
250,000	Southcentral Pennsylvania General Authority, Wellspan Health Obligated Group (RB) 5.625%, 5/15/11 (A)	265,658

		1,654,230

Puerto Rico: 2.1%
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 7/1/13 (A)	843,203

Rhode Island: 2.8%
500,000	Rhode Island Depositors Economic Protection Corp., Series B (RB) (NATL) 5.80%, 8/1/12	552,995
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB) 6.50%, 8/15/12 (A)	561,770

		1,114,765

South Carolina: 0.9%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/1/12 (A)	369,954

Tennessee: 1.4%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB) 6.50%, 9/1/12 (A)	562,960

Texas: 1.4%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/1/13 (A)	282,590
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM) 5.375%, 8/15/12 (A)	276,062

		558,652

Utah: 1.4%
250,000	Utah State, Series A (GO) 5.25%, 7/1/12 (A)	274,290
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (A)	287,318

		561,608

See Notes to Financial Statements

Principal Amount		Value

Wisconsin: 2.1%
$250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB) 5.75%, 2/15/12 (A)	$274,498

500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 7/1/12 (A)	553,350

		827,848

Total Municipal Bonds (Cost: $38,817,994)		39,193,630

Number of Shares

Money Market Fund: 0.5% (Cost: $229,917)
229,917	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	229,917

Total Investments: 98.6% (Cost: $39,047,911)		39,423,547
Other assets less liabilities: 1.4%		541,031

NET ASSETS: 100.0%		$39,964,578

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(A)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(B)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	3.6%	$1,405,647
Education	8.0	3,143,662
Facilities	2.8	1,092,005
General Obligation	24.9	9,810,549
Higher Education	4.0	1,605,383
Medical	6.4	2,533,750
Power	0.7	275,772
School District	12.9	5,081,205
Tobacco Settlement	4.2	1,661,990
Transportation	23.9	9,418,306
Water	8.0	3,165,361
Money Market Fund	0.6	229,917

	100.0%	$39,423,547

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$828,412	$—	$828,412
Arizona	—	695,385	—	695,385
California	—	6,733,169	—	6,733,169
Colorado	—	276,630	—	276,630
Connecticut	—	549,645	—	549,645
Florida	—	861,509	—	861,509
Georgia	—	1,096,895	—	1,096,895
Hawaii	—	705,804	—	705,804
Illinois	—	2,869,334	—	2,869,334
Kentucky	—	819,830	—	819,830
Maryland	—	836,498	—	836,498
Massachusetts	—	1,651,260	—	1,651,260
Michigan	—	1,333,990	—	1,333,990
Minnesota	—	1,826,819	—	1,826,819
Nevada	—	1,016,702	—	1,016,702
New Jersey	—	7,312,245	—	7,312,245
New York	—	1,221,286	—	1,221,286
North Carolina	—	114,827	—	114,827
Ohio	—	1,404,392	—	1,404,392
Oregon	—	545,778	—	545,778
Pennsylvania	—	1,654,230	—	1,654,230
Puerto Rico	—	843,203	—	843,203
Rhode Island	—	1,114,765	—	1,114,765
South Carolina	—	369,954	—	369,954
Tennessee	—	562,960	—	562,960
Texas	—	558,652	—	558,652
Utah	—	561,608	—	561,608
Wisconsin	—	827,848	—	827,848
Money Market Fund:	229,917	—	—	229,917

Total	$229,917	$39,193,630	$—	$39,423,547

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
April 30, 2010

Principal Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 0.9%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/1/15	$570,780
250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/1/11	266,900

		837,680

Arizona: 3.9%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 1/1/16	545,380
250,000	Arizona State School Facilities Board, Series A-1 (CP) (FGIC) (NATL) 5.00%, 9/1/14	276,852
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 7/1/14	282,960
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 7/1/15	856,125
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/14	660,215
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 7/1/14	335,732
500,000	Phoenix, Arizona, Series B (GO) 5.00%, 7/1/15 (A)	563,190

		3,520,454

California: 11.4%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/1/13 (B)	219,040
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/11 (A)	259,437
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/10 (A)	251,822
500,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 4.00%, 8/1/10 (A)	502,460
1,000,000	California State (GO) 5.00%, 10/1/15	1,119,740
500,000	California State (GO) 5.00%, 3/1/16	555,860
175,000	California State (GO) 5.00%, 11/1/15	196,164
250,000	California State (GO) 5.00%, 8/1/14	278,710
250,000	California State (GO) 5.00%, 11/1/13	276,755
250,000	California State Economic Recovery, Series A (GO) 5.00%, 7/1/11	262,587
500,000	California State Public Works Board, Series J (RB) (AMBAC) 5.00%, 1/1/15	537,275
500,000	California State Public Works Board, Series J (RB) (AMBAC) 5.00%, 1/1/14	537,410
250,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/1/13	280,360
1,000,000	California Statewide Communities Development Authority (RB) 5.00%, 6/15/13	1,087,820
500,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 4/1/13	544,495
250,000	Los Angeles, California Community College District, Election 2001 Series A (GO) (AGM) 5.25%, 8/1/12	274,458
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 7/1/12	271,943

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (NATL) (SA) 5.00%, 10/1/13	$280,093
710,000	Los Angeles, California Unified School District, Election 2005, Series C (GO) (AMBAC) 5.00%, 7/1/14	796,925
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/1/15	542,785
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 5/15/14	563,135
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/1/14	543,455

		10,182,729

Connecticut: 5.7%
345,000	Connecticut State Bond Anticipation, Series B (GO) 4.00%, 6/1/11	358,086
1,000,000	Connecticut State Economic Recovery, Series A (GO) 3.00%, 1/1/13 (A)	1,027,550
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 1/1/16	572,335
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 1/1/14	544,110
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 1/1/12	534,805
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 1/1/13	286,247
250,000	Connecticut State Special Tax Obligation, Transportation Infrastructure Series A (NATL) (ST) 5.00%, 7/1/14	280,607
500,000	Connecticut State, Series B (GO) 5.00%, 5/1/15	573,185
250,000	Connecticut State, Series B (GO) 5.00%, 5/1/14	283,132
500,000	Connecticut State, Series C (GO) 5.25%, 11/1/15	582,945

		5,043,002

Delaware: 0.3%
250,000	Delaware State, Series A (GO) 5.00%, 1/1/14	282,722

District of Columbia: 0.3%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/1/12	267,585

Florida: 6.4%
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/14	528,240
550,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) 5.00%, 6/1/11	572,918
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/12	260,375
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/13	263,492
500,000	Florida Environmental Protection Department, Series C (RB) 4.00%, 7/1/11	519,010
1,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 7/1/13	1,631,145
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 7/1/13	276,865
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 6/1/15	286,000

See Notes to Financial Statements

Principal Amount		Value

Florida: (continued)
$500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.25%, 6/1/14	$570,815
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/1/13	279,543
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 3/15/12 (C)	263,535
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 8/1/12	266,560

		5,718,498

Georgia: 1.2%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/1/13	279,560
450,000	Georgia State Road & Tollway Authority (RB) (NATL) 5.00%, 6/1/15	511,079
250,000	Georgia State, Series A (GO) 5.00%, 9/1/15	290,148

		1,080,787

Hawaii: 0.5%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 4/1/15	428,820

Illinois: 9.0%
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/1/13	276,275
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (FGIC) (NATL) 5.25%, 1/1/15	276,667
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 1/1/15	275,680
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 1/1/14	137,317
250,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 1/1/14	278,175
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 6/1/13	868,912
250,000	Dupage County, Illinois, Transportation Revenue (RB) (AGM) 5.00%, 7/1/15 (A)	273,085
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 5/15/15	526,810
500,000	Illinois State (GO) 5.00%, 1/1/14	546,325
500,000	Illinois State (GO) 5.00%, 1/1/15	548,830
1,000,000	Illinois State (GO) 5.00%, 1/1/16	1,093,490
220,000	Illinois State (GO) (AGM) 5.00%, 9/1/14	243,250
500,000	Illinois State (GO) (AGM) 5.00%, 1/1/15	551,130
500,000	Illinois State, Series A (GO) 3.50%, 9/1/14	521,185
500,000	Illinois State, Series A (GO) 3.50%, 9/1/12	520,750
500,000	Illinois State, Series A (GO) 3.50%, 9/1/15	514,930
250,000	Illinois State, Series A (GO) 5.00%, 6/1/11	260,500
250,000	Illinois State, Series A (GO) 5.00%, 6/1/13	272,315

		7,985,626

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Kentucky: 0.1%
$100,000	Kentucky State Property & Buildings Commission (RB) (FGIC) (NATL) 5.00%, 11/1/11	$105,682

Louisiana: 0.4%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 6/1/14	314,988

Maryland: 0.6%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO) 5.00%, 3/1/14	566,755

Massachusetts: 1.7%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/15	114,045
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 5/1/14	1,128,810
250,000	Massachusetts State, Series B (GO) 5.00%, 8/1/13	278,818

		1,521,673

Michigan: 1.2%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 5/1/15	269,880
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (AGM) 5.00%, 6/1/13	267,908
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	565,260

		1,103,048

Minnesota: 3.1%
1,000,000	Hennepin County, Minneapolis, Series B (GO) 4.00%, 12/1/14	1,108,660
500,000	Minnesota State (GO) 5.00%, 8/1/11	528,330
500,000	Minnesota State, Series F (GO) 4.00%, 8/1/13	545,170
500,000	Minnesota State, Series H (GO) 5.00%, 11/1/14	573,820

		2,755,980

Mississippi: 0.9%
750,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 1/1/15	832,590

Missouri: 0.6%
515,000	Missouri Highways & Transportation Commission, Series A (RB) 2.25%, 5/1/15	525,022

Nebraska: 0.9%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/14	256,560
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 1/1/14	278,080
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 1/1/13	272,690

		807,330

Nevada: 1.2%
250,000	Clark County, Nevada School District, Series A (GO) 5.00%, 6/15/11	261,532
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/14	279,557
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/13	275,372

See Notes to Financial Statements

Principal Amount		Value

Nevada: (continued)
$250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB) 4.00%, 7/1/12	$257,125

		1,073,586

New Jersey: 4.3%
600,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 6/15/13	617,892
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 3/1/15	533,520
595,000	New Jersey State, Series L (GO) (AMBAC) 5.25%, 7/15/15	688,028
500,000	New Jersey State, Series M (GO) (AMBAC) 5.50%, 7/15/14	576,375
1,000,000	New Jersey State, Series O (GO) 5.00%, 8/1/15	1,144,190
250,000	New Jersey Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Series 1A (RB) 4.25%, 6/1/11	253,267

		3,813,272

New York: 17.1%
125,000	Long Island Power Authority, Electric System, Series F (RB) (NATL) 5.00%, 5/1/11	130,250
250,000	Metropolitan Transit Authority, Series A (RB) 5.00%, 11/15/13 (C)	275,243
575,000	Metropolitan Transit Authority, Series B (RB) 5.00%, 11/15/13	637,204
550,000	Nassau County, New York, Series F (GO) 4.00%, 10/1/14	600,287
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 3/1/14	255,326
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB) 5.00%, 8/1/13	558,480
500,000	New York City Transitional Financing Authority, Sub Series D (RB) 5.00%, 11/1/12	551,125
500,000	New York City Transitional Financing Authority, Sub Series D (RB) 5.00%, 11/1/15	576,485
1,000,000	New York City Transitional Financing Authority, Sub Series E (RB) 3.00%, 11/1/14	1,056,840
250,000	New York City, Series A-1 (GO) 4.00%, 8/1/12	265,072
500,000	New York City, Series E (GO) 4.00%, 8/1/14	541,285
250,000	New York City, Series H (GO) 5.00%, 8/1/13	277,052
250,000	New York City, Series J (GO) 5.00%, 3/1/14	278,337
500,000	New York City, Series K (GO) 5.00%, 8/1/13	554,105
500,000	New York City, Series K (GO) 4.00%, 8/1/14	541,285
250,000	New York City, Series O (GO) 5.00%, 6/1/12	269,170
340,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 7/1/14	365,010
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 7/1/13	537,895
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/14	281,898
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 3/15/13	276,785

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	$574,550
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 6/15/13	557,680
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 3/15/15	571,135
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	802,727
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	282,807
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 4/1/13	527,392
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 1/1/14	276,492
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 1/1/13	271,802
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 4/1/13	138,409
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 2.25%, 4/1/12	256,170
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/15	514,022
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 1/1/14	288,036
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	276,528
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	565,615
500,000	New York State, Series A (GO) 3.00%, 3/1/16	515,650

		15,248,149

North Carolina: 2.9%
275,000	North Carolina Treasurer Department, Series B (GO) 5.00%, 4/1/15	317,254
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 5/1/15	924,834
450,000	North Carolina, Infrastructure Financing Corp., Series A (CP) 5.00%, 2/1/14	502,524
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 5/1/14	281,070
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 2/1/15	552,615

		2,578,297

Ohio: 2.9%
500,000	Columbus, Ohio State, Series D (GO) 5.00%, 12/15/14	574,790
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 9/15/13	280,233
750,000	Ohio State Department of Administrative Services, Series A (CP) (NATL) 5.00%, 9/1/13	828,833
300,000	Ohio State Highway Capital Improvement, Series J (GO) 5.00%, 5/1/13	332,997
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (AGM) 5.00%, 6/15/14	281,773
250,000	Ohio State University, Series A (RB) 5.00%, 12/1/13	280,970

		2,579,596

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: 2.9%
$400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 9/1/13	$443,684
1,000,000	Pennsylvania State Commonwealth, First Series (GO) 5.00%, 5/15/15	1,149,010
850,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Series A (RB) (AGM) 5.00%, 7/15/15	952,884

		2,545,578

Puerto Rico: 5.0%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (AMBAC) (ST) 5.50%, 7/1/13	268,830
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/1/14	268,443
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/1/15	537,660
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 7/1/14 (A)	286,860
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 7/1/15	819,630
425,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 7/1/14	474,585
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 7/1/14	221,362
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 7/1/14	80,054
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 7/1/12 (A) (C)	260,353
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 7/1/15	331,572
575,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 5.00%, 8/1/11 (C)	600,685
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 8/1/15	272,302

		4,422,336

South Carolina: 0.3%
250,000	Greenville County, South Carolina School District Installment (RB) 5.00%, 12/1/11	263,985

Texas: 5.0%
450,000	Dallas County, Texas, Garland Independent School District (GO) 5.00%, 2/15/15	514,742
250,000	Houston, Texas Independent School District (GO) 5.00%, 2/15/14	282,310
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	282,113
500,000	Texas A&M University, Revenue Financing System, Series D (RB) 5.00%, 5/15/12	542,050
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	258,400
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/1/15	577,035
275,000	Texas Round Rock Independent School District, (GO) 5.00%, 8/1/11	290,403
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/14	283,170
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 4/1/13	134,815

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.625%, 7/15/14	$481,761
500,000	University of Texas Revenue Financing System, Series D (RB) 5.00%, 8/15/14 (A)	569,120
250,000	University of Texas Revenue Financing System, Series D (RB) 5.00%, 8/15/14 (A)	284,560

		4,500,479

Virginia: 5.7%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 4/1/14	568,585
750,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 10/1/11	796,883
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 4/1/11	260,478
250,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 10/1/14	287,395
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/1/13	141,513
500,000	Virginia College Building Authority (RB) 5.00%, 9/1/13	561,345
500,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/1/13	561,785
250,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/1/12	274,712
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/13	559,665
500,000	Virginia State Resources Authority, Clean Water Revolving (RB) 5.25%, 10/1/12	552,395
500,000	Virginia State, Series A (GO) 5.00%, 6/1/13	559,710

		5,124,466

Washington: 1.3%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL) 5.25%, 3/1/14	277,120
250,000	Washington State (GO) 5.00%, 1/1/13	275,375
500,000	Washington State, Series R-A (GO) (AMBAC) 5.00%, 1/1/15	569,695

		1,122,190

Wisconsin: 0.6%
525,000	Wisconsin State, Series C (GO) 3.00%, 5/1/13	550,452

Total Municipal Bonds (Cost: $86,529,459)		87,703,357

Total Investments: 98.3% (Cost: $86,529,459)		87,703,357
Other assets less liabilities: 1.7%		1,518,165

NET ASSETS: 100.0%		$89,221,522

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee Inc.

(A)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

(B)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

(C)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.8%	$689,664
Development	3.7	3,287,655
Education	2.8	2,510,444
Facilities	7.7	6,765,475
General Obligation	45.5	39,881,288
Higher Education	9.6	8,384,960
Medical	3.9	3,430,699
Pollution	0.6	543,078
Power	2.3	2,002,401
School District	5.6	4,923,448
Tobacco Settlement	0.3	253,267
Transportation	12.8	11,204,226
Utilities	0.6	514,960
Water	3.8	3,311,792

	100.0%	$87,703,357

The summary of inputs used to value investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Total Investments*	$—	$87,703,357	$—	$87,703,357

*	See Schedule of Investments for security type and geographic sector breakouts

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2010

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

Assets:
Investments, at value (1)	$155,598,461	$159,827,833	$52,028,236	$39,423,547	$87,703,357
Receivables:
Investment securities sold	1,541,265	—	—	—	569,986
Shares sold	—	4,301,168	—	—	—
Due from Adviser	—	2,083	10,125	5,945	8,729
Interest	3,659,511	2,039,259	728,366	598,374	1,124,827
Prepaid expenses	1,350	871	749	618	684

Total assets	160,800,587	166,171,214	52,767,476	40,028,484	89,407,583

Liabilities:
Payables:
Investment securities purchased	988,018	5,840,374	—	—	—
Due to custodian	514,000	1,086,864	—	—	121,455
Due to Adviser	22,919	—	—	—	—
Deferred Trustee fees	2,466	2,321	1,317	701	1,172
Accrued expenses	62,838	63,010	55,495	63,205	63,434

Total liabilities	1,590,241	6,992,569	56,812	63,906	186,061

Net Assets	$159,210,346	$159,178,645	$52,710,664	$39,964,578	$89,221,522

Shares outstanding	5,200,000	7,400,000	2,850,000	1,600,000	5,150,000

Net asset value, redemption and offering price per share	$30.62	$21.51	$18.49	$24.98	$17.32

Net Assets consist of:
Aggregate paid in capital	$142,918,112	$155,387,853	$52,337,032	$39,537,073	$87,786,225
Unrealized appreciation of investments	13,218,124	3,276,788	2,289,489	375,636	1,173,898
Undistributed net investment income	2,066,932	478,069	242,323	48,816	170,210
Undistributed (accumulated) net realized gain (loss)	1,007,178	35,935	(2,158,180)	3,053	91,189

	$159,210,346	$159,178,645	$52,710,664	$39,964,578	$89,221,522

(1) Cost of Investments	$142,380,337	$156,551,045	$49,738,747	$39,047,911	$86,529,459

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2010

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

Income:
Interest	$8,346,061	$3,686,190	$1,965,227	$528,033	$1,350,940

Expenses:
Management fees	533,758	231,513	97,374	78,410	134,148
Professional fees	69,696	58,173	47,985	49,951	47,446
Indicative optimized portfolio value	23,572	23,457	26,246	23,215	23,576
Fund accounting fees	14,209	28,043	28,057	14,070	35,521
Custodian fees	12,606	17,816	15,999	8,298	16,739
Reports to shareholders	15,976	20,109	5,695	20,081	7,118
Registration fees	7,205	3,818	3,971	4,958	5,560
Trustees’ fees and expenses	4,489	3,977	1,780	1,302	1,671
Transfer agent fees	1,730	3,321	2,902	1,020	3,255
Interest	2,305	2,641	5,208	325	3,451
Insurance	4,840	3,600	2,591	2,459	2,594
Other	6,701	20,360	11,098	5,612	13,397

Total expenses	697,087	416,828	248,906	209,701	294,476
Waiver of management fees	(320,733)	(200,117)	(97,374)	(78,410)	(134,148)
Expenses assumed by the Adviser	—	—	(52,847)	(55,691)	(53,815)

Net expenses	376,354	216,711	98,685	75,600	106,513

Net investment income	7,969,707	3,469,479	1,866,542	452,433	1,244,427

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	973,497	38,649	(301,116)	3,053	96,585
Net change in unrealized appreciation of investments	11,517,677	2,753,825	2,779,809	306,173	837,301

Net realized and unrealized gain on investments	12,491,174	2,792,474	2,478,693	309,226	933,886

Net Increase in Net Assets Resulting from Operations	$20,460,881	$6,261,953	$4,345,235	$761,659	$2,178,313

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High-Yield Municipal Index ETF		Intermediate Municipal Index ETF

	For the Year Ended April 30, 2010	For the Period February 4, 2009* through April 30, 2009	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009

Operations:
Net investment income	$7,969,707	$1,632,165	$3,469,479	$1,216,328
Net realized gain (loss) on investments sold	973,497	(62,559)	38,649	17,777
Net change in unrealized appreciation (depreciation) of investments	11,517,677	1,700,446	2,753,825	688,919

Net increase (decrease) in net assets resulting from operations	20,460,881	3,270,052	6,261,953	1,923,024

Dividends and Distributions to shareholders:
Dividends from net investment income	(6,451,700)	(987,000)	(3,174,300)	(1,055,350)
Distributions from net realized capital gains	—	—	(19,600)	—

Total Dividends and Distributions	(6,451,700)	(987,000)	(3,193,900)	(1,055,350)

Share transactions:**
Proceeds from sale of shares	66,550,431	76,367,682	106,265,147	35,574,645
Cost of shares redeemed	—	—	(2,070,263)	—

Increase in net assets resulting from share transactions	66,550,431	76,367,682	104,194,884	35,574,645

Total increase in net assets	80,559,612	78,650,734	107,262,937	36,442,319
Net Assets, beginning of period	78,650,734	—	51,915,708	15,473,389

Net Assets, end of period***	$159,210,346	$78,650,734	$159,178,645	$51,915,708

*** Including undistributed net investment income	$2,066,932	$643,758	$478,069	$182,890

** Shares of Common Stock Issued (no par value)
Shares sold	2,200,000	3,000,000	5,000,000	2,350,000
Shares redeemed	—	—	(100,000)	—

Net increase	2,200,000	3,000,000	4,900,000	2,350,000

* Commencement of operations.

See Notes to Financial Statements

	Long Municipal Index ETF		Pre-Refunded Municipal Index ETF		Short Municipal Index ETF

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2010	For the Period February 2, 2009* through April 30, 2009	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009

Operations:
Net investment income	$1,866,542	$1,286,619	$452,433	$44,083	$1,244,427	$337,377
Net realized gain (loss) on investments sold	(301,116)	(1,867,290)	3,053	—	96,585	4,614
Net change in unrealized appreciation (depreciation) of investments	2,779,809	(418,410)	306,173	69,463	837,301	351,367

Net increase (decrease) in net assets resulting from operations	4,345,235	(999,081)	761,659	113,546	2,178,313	693,358

Dividends and Distributions to shareholders:
Dividends from net investment income	(1,800,225)	(1,169,950)	(419,300)	(28,400)	(1,124,900)	(289,800)
Distributions from net realized capital gains	—	—	—	—	—	—

Total Dividends and Distributions	(1,800,225)	(1,169,950)	(419,300)	(28,400)	(1,124,900)	(289,800)

Share transactions:**
Proceeds from sale of shares	23,544,272	13,272,381	19,837,071	19,700,002	63,625,564	19,197,399
Cost of shares redeemed	(3,626,037)	(4,998,296)	—	—	—	—

Increase in net assets resulting from share transactions	19,918,235	8,274,085	19,837,071	19,700,002	63,625,564	19,197,399

Total increase in net assets	22,463,245	6,105,054	20,179,430	19,785,148	64,678,977	19,600,957
Net Assets, beginning of period	30,247,419	24,142,365	19,785,148	—	24,542,545	4,941,588

Net Assets, end of period***	$52,710,664	$30,247,419	$39,964,578	$19,785,148	$89,221,522	$24,542,545

*** Including undistributed net investment income	$242,323	$184,462	$48,816	$15,682	$170,210	$50,683

** Shares of Common Stock Issued (no par value)
Shares sold	1,300,000	1,800,000	800,000	800,000	3,700,000	1,350,000
Shares redeemed	(200,000)	(300,000)	—	—	—	—

Net increase	1,100,000	1,500,000	800,000	800,000	3,700,000	1,350,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	High-Yield Municipal Index ETF			Intermediate Municipal Index ETF #

	For the Year Ended April 30, 2010	For the Period February 4, 2009* through April 30, 2009		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period December 4, 2007* through April 30, 2008

Net Asset Value, Beginning of Period	$26.22	$25.46		$20.77	$20.63	$20.80

Income from Investment Operations:
Net Investment Income	2.08	0.54		0.75	0.76	0.29
Net Realized and Unrealized Gain (Loss) on Investments	4.17	0.55		0.75	0.10	(0.20)

Total from Investment Operations	6.25	1.09		1.50	0.86	0.09

Less:
Dividends from Net Investment Income	(1.85)	(0.33)		(0.76)	(0.72)	(0.26)
Distributions from Net Realized Capital Gains	—	—		— (d)	—	—

Total Dividends and Distributions	(1.85)	(0.33)		(0.76)	(0.72)	(0.26)

Net Asset Value, End of Period	$30.62	$26.22		$21.51	$20.77	$20.63

Total Return (a)	24.47%	4.32	%(c)	7.35%	4.32%	0.43	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$159,210	$78,651		$159,179	$51,916	$15,473
Ratio of Gross Expenses to Average Net Assets	0.65%	0.71	%(b)	0.45%	0.70%	1.60	%(b)
Ratio of Net Expenses to Average Net Assets	0.35%	0.35	%(b)	0.23%	0.20%	0.20	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.35%	0.35	%(b)	0.23%	0.20%	0.20	%(b)
Ratio of Net Investment Income to Average Net Assets	7.45%	9.11	%(b)	3.73%	3.97%	3.53	%(b)
Portfolio Turnover Rate	19%	0%		22%	11%	0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.

(c)	Not annualized.

(d)	Amount represents less than $0.005 per share

*	Commencement of operations.

#	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.

See Notes to Financial Statements

	Long Municipal Index ETF #				Pre-Refunded Municipal Index ETF			Short Municipal Index ETF #

	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period January 2, 2008* through April 30, 2008		For the Year Ended April 30, 2010	For the Period February 2, 2009* through April 30, 2009		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period February 22, 2008* through April 30, 2008

Net Asset Value, Beginning of Period	$17.28	$19.31	$20.00		$24.73	$24.76		$16.93	$16.47	$16.53

Income from Investment Operations:
Net Investment Income	0.83	0.86	0.24		0.35	0.06		0.39	0.43	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.23	(2.07)	(0.72)		0.24	(0.05)		0.39	0.46	(0.07)

Total from Investment Operations	2.06	(1.21)	(0.48)		0.59	0.01		0.78	0.89	0.01

Less:
Dividends from Net Investment Income	(0.85)	(0.82)	(0.21)		(0.34)	(0.04)		(0.39)	(0.43)	(0.07)
Distributions from Net Realized Capital Gains	—	—	—		—	—		—	—	—

Total Dividends and Distributions	(0.85)	(0.82)	(0.21)		(0.34)	(0.04)		(0.39)	(0.43)	(0.07)

Net Asset Value, End of Period	$18.49	$17.28	$19.31		$24.98	$24.73		$17.32	$16.93	$16.47

Total Return (a)	12.20%	(6.24)%	(2.42	)%(c)	2.38%	0.06	%(c)	4.64%	5.50%	0.07	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$52,711	$30,247	$24,142		$39,965	$19,785		$89,222	$24,543	$4,942
Ratio of Gross Expenses to Average Net Assets	0.64%	0.78%	1.47	%(b)	0.67%	1.26	%(b)	0.55%	1.11%	5.85	%(b)
Ratio of Net Expenses to Average Net Assets	0.25%	0.24%	0.24	%(b)	0.24%	0.24	%(b)	0.20%	0.16%	0.16	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.24%	0.24%	0.24	%(b)	0.24%	0.24	%(b)	0.19%	0.16%	0.16	%(b)
Ratio of Net Investment Income to Average Net Assets	4.78%	5.15%	4.48	%(b)	1.44%	1.29	%(b)	2.31%	2.88%	2.70	%(b)
Portfolio Turnover Rate	20%	44%	0%		8%	0%		43%	20%	55%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
April 30, 2010

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of April 30, 2010, offers twenty five investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select municipal bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Each Fund’s portfolio securities (except for short-term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Short-term debt securities purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money Market Fund investments are valued at net asset value. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market or specific issue events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“ASC 820”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted ASC 820 effective July 31, 2009.

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

E.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Funds’ Schedules of Investments.

F.

Use of Derivative Instruments–In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Funds adopted ASC 815 May 1, 2009. The Funds did not utilize derivative instruments during the year ended April 30, 2010.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.25% of each Fund’s average daily net assets, except for High-Yield which has an annual rate of 0.50%. The Adviser has agreed, at least until September 1, 2010, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

NOTES TO FINANCIAL STATEMENTS
(continued)

The current expense caps and the amounts assumed by the Adviser for the year ended April 30, 2010, are as follows:

Fund	Expense Cap	Management Fees Waived by Adviser	Expenses Assumed by the Adviser

High-Yield	0.35%	$320,733	$—
Intermediate	0.24%	200,117	—
Long	0.24%	97,374	52,847
Pre-Refunded	0.24%	78,410	55,691
Short	0.20%	134,148	53,815

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the year ended April 30, 2010, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

High-Yield	$47,916,416	$20,069,394
Intermediate	124,723,017	20,919,418
Long	27,518,587	7,884,723
Pre-Refunded	22,755,822	2,314,487
Short	86,407,527	22,931,355

Note 5–Income Taxes–As of April 30, 2010, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

High-Yield	$141,277,499	$17,310,607	$(2,989,645)	$14,320,962
Intermediate	156,519,712	3,577,843	(269,722)	3,308,121
Long	49,700,460	2,446,034	(118,258)	2,327,776
Pre-Refunded	39,047,867	392,310	(16,630)	375,680
Short	86,518,007	1,349,485	(164,135)	1,185,350

At April 30, 2010, the components of accumulated earnings on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Gains	Undistributed Long Term Capital Gains	Accumulated Losses	Post – October Capital Losses	Other Temporary Difference	Unrealized Appreciation

High-Yield	$924,877	$1,125,521	$—	$—	$(7,833)	$(71,294)	$14,320,962
Intermediate	449,057	25,971	9,964	—	—	(2,321)	3,308,121
Long	205,353	—	—	(2,158,180)	—	(1,317)	2,327,776
Pre-Refunded	49,473	2,007	1,046	—	—	(701)	375,680
Short	159,930	—	91,189	—	—	(1,172)	1,185,350

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended April 30, 2010, the following Fund intends to defer to May 1, 2010 for federal tax purposes post-October capital losses:

Fund	Post-October Capital Losses

High-Yield	$(7,833)

The tax character of dividends paid to shareholders during the years ended April 30, 2010 and April 30, 2009 were income exempt from Federal income taxes.

	Tax-Exempt Dividends		Ordinary Income	Long-Term Capital Gains

Fund	2010	2009	2010	2010

High-Yield	$6,381,569	$987,000	$70,131	—
Intermediate	3,174,300	1,055,350	—	$19,600
Long	1,800,225	1,169,850	—	—
Pre-Refunded	419,300	28,400	—	—
Short	1,124,900	289,800	—	—

At April 30, 2010, the following Fund had capital loss carryforwards available to offset future capital gains:

	Amount Expiring in the Year Ended

Fund	April 30, 2017	April 30, 2018

Long	$603,978	$1,554,202

High-Yield and Short utilized capital loss carryforwards of $61,152 and $3,025, respectively, during the year.

During the year ended April 30, 2010, as a result of permanent book to tax differences, primarily due to tax treatment of market discount on tax exempt instruments, the Funds’ incurred differences that affected undistributed net investment income and, undistributed net realized gains (losses) on investments by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Decrease in Undistributed Net Investment Income	Increase in Undistributed Realized Gains

High-Yield	$(94,833)	$94,833
Intermediate	—	—
Long	(8,456)	8,456
Pre-Refunded	—	—
Short	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended April 30, 2008 and 2009), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6-Capital Share Transactions–As of April 30, 2010, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the year ended April 30, 2010 the Trust had in-kind contributions as follows:

Fund	In-Kind Contributions

High-Yield	$38,044,124

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select municipal bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.

NOTES TO FINANCIAL STATEMENTS
(continued)

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Name Change and Stock Split—On October 24, 2008, the names of three Funds were changed as follows:

Former Name	New Name

Market Vectors – Lehman Brothers AMT-Free Long Municipal Index ETF	Market Vectors Long Municipal Index ETF
Market Vectors – Lehman Brothers AMT-Free Intermediate Municipal Index ETF	Market Vectors Intermediate Municipal Index ETF
Market Vectors – Lehman Brothers AMT-Free Short Municipal Index ETF	Market Vectors Short Municipal Index ETF

The Lehman indices group was acquired by Barclays Capital, which continues to provide the indexes underlying the Funds, and the investment objectives and policies of the Funds remain unchanged.

On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one.

The splits lowered the share price of these Funds by increasing the number of shares outstanding, but did not change the total value of shares outstanding. The expected primary benefit of this action was that lower share prices will make these Funds more accessible to investors.

Note 10–Bank Line of Credit–The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2010, High-Yield borrowed under this Facility. The average daily loan balance for High-Yield during the 14 day period for which a loan was outstanding amounted to $514,000 and the weighted average interest rate was 1.95%. At April 30, 2010, the Funds had no outstanding borrowings under the Facility.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2010, the Funds did not have any expense offsets to reduce custodian fees.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to April 30, 2010:

Fund	Ex-Date	Record Date	Payable Date	Per Share

High-Yield	5/3/10	5/5/10	5/7/10	$0.162
Intermediate	5/3/10	5/5/10	5/7/10	$0.060
Long	5/3/10	5/5/10	5/7/10	$0.070
Pre-Refunded	5/3/10	5/5/10	5/7/10	$0.030
Short	5/3/10	5/5/10	5/7/10	$0.030
High-Yield	6/1/10	6/3/10	6/7/10	$0.149
Intermediate	6/1/10	6/3/10	6/7/10	$0.062
Long	6/1/10	6/3/10	6/7/10	$0.071
Pre-Refunded	6/1/10	6/3/10	6/7/10	$0.029
Short	6/1/10	6/3/10	6/7/10	$0.030

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Market Vectors ETF Trust

We have audited the accompanying statements of assets and liabilities of High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (five of the Funds constituting part of Market Vectors ETF Trust) (collectively the “Funds”), including the schedules of investments, as of April 30, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds at April 30, 2010, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 24, 2010

BOARD OF TRUSTEES AND OFFICERS
(unaudited)

Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held by Trustee

Independent Trustees:

David H. Chow, 52* †	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	35	Director, Forward Management, LLC; Director, ReFlow Management Co., LLC; Trustee, Berea College of Kentucky.

R. Alastair Short, 56* †	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W.P. Stewart & Co., Inc. (asset management firm), September 2007 to September 2008; and Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007.	43	Director, Kenyon Review; Director, The Medici Archive Project.

Richard D. Stamberger, 51* †	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	43	None.

Interested Trustees:

Jan F. van Eck, 46[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, Executive Vice President and Owner of the Adviser, Van Eck Associates Corporation; Director and Executive Vice President, Van Eck Securities Corporation (“VESC”); Director and President, Van Eck Absolute Return Advisers Corp. (“VEARA”).	35	None.

[1]	The address for each Trustee and officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck VIP Trust and the Trust.

[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

*	Member of the Audit Committee.

†	Member of the Nominating and Corporate Governance Committee.

BOARD OF TRUSTEES AND OFFICERS (continued)
(unaudited)

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served[2]	Principal Occupation(s) During The Past Five Years

Officers:

Russell G. Brennan 45	Assistant Vice President and Assistant Treasurer	Since 2008

Assistant Vice President of the Adviser (Since 2008); Manager (Portfolio Administration) of the Adviser (September 2005- October 2008); Vice President, Robeco Investment Management (July 1990-September 2005); Officer of other investment companies advised by the Adviser.

Charles T. Cameron 50	Vice President	Since 2006	Director of Trading (Since 1995) and Portfolio Manager (Since 1997) for the Adviser; Officer of other investment companies advised by the Adviser.

John J. Crimmins 52	Treasurer	Since 2009

Vice President of Portfolio Administration of the Adviser (Since 2009); Vice President of VESC and VEARA (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009); Officer of other investment companies advised by the Adviser.

Susan C. Lashley 55	Vice President	Since 2006	Vice President of the Adviser and VESC; Officer of other investment companies advised by the Adviser.

Thomas K. Lynch 53	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and VEARA (Since December 2006) and of VESC (Since August 2008); Vice President of the Adviser, VEARA and VESC; Treasurer (April 2005 – December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005). Officer of other investment companies advised by the Adviser.

Laura I. Martínez 30	Assistant Vice President and Assistant Secretary	Since 2008

Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VERA (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Stanford Law School (September 2002-June 2005); Officer of other investment companies advised by the Adviser.

Joseph J. McBrien 62	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of other investment companies advised by the Adviser.

Jonathan R. Simon 35	Vice President and Assistant Secretary	Since 2006

Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of other investment companies advised by the Adviser.

Bruce J. Smith 55	Senior Vice President and Chief Financial Officer	Since 2006	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser VESC and VEARA (Since 1997); Officer of other investment companies advised by the Adviser.

Derek S. van Eck[3] 45	Executive Vice President	Since 2006

Director, Executive Vice President, Chief Investment Officer and Principal of the Adviser; Director and Executive Vice President VESC and VEARA; President and Chief Executive Officer of the Van Eck Funds and Van Eck VIP Trust; Officer of other investment companies advised by the Adviser.

[1]	The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.

[2]	Officers are elected yearly by the Trustees.

[3]	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on March 4, 2010 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to the Market Vectors Emerging Markets Local Currency Bond ETF and Market Vectors Investment-Grade Floating-Rate Bond ETF (collectively, the “ETFs”) through June 30, 2010.

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each ETF, which described various aspects of the investment program, fee arrangements for the ETFs, and services to be provided to the ETFs. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions at the Meeting, information obtained at prior meetings of the Trustees among themselves and/or with management, and/or based on their review of materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the ETFs. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each ETF to the extent necessary to prevent the operating expenses of each of the ETFs from exceeding agreed upon limits until at least September 1, 2011. The Trustees also considered information relating to the financial condition of the Adviser, pending regulatory inquiries with respect to the Adviser and certain affiliates, the current status, as they understood it, of the Adviser’s compliance environment, and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees considered benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each ETF, including those it may receive from providing administrative services to each of the ETFs and from an affiliate of the Adviser serving as distributor to each ETF. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the ETFs to the Adviser since the ETFs had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the relevant ETFs had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these ETFs, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant ETF and such ETF’s shareholders.

MARKET VECTORS ETF TRUST

Tax Information (unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund.

Accordingly, the information needed by shareholders for calendar year 2010 income tax purposes will be sent to them in early 2011. Please consult your tax advisor for proper treatment of this information.

Of the dividends and distributions paid by the Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Fund

High-Yield	98.91%
Intermediate	99.39%
Long	100.00%
Pre-Refunded	100.00%
Short	100.00%

For High-Yield, 1.09% of the dividends and distributions paid were from ordinary income. For Intermediate, 0.61% of the dividends and distributions represented long-term capital gains.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short and Richard Stamberger, members of the Audit and Governance
     Committees, are "audit committee financial experts" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     Ernst & Young, as principal accountant for the Market Vectors ETF
     Trust, billed audit fees of $147,013 for the period ending April 30, 2010 and $165,375 for the period ending April 30, 2009 for Market Vectors High
     Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal
     Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF.

(b)  Audit-Related Fees

None

(c)  Tax Fees

     Ernst & Young billed tax fees of $18,545 for the period ending April 30,
     2010 and $5,670 for the period ending April 30, 2009.

(d)  All Other Fees

None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors High-Yield Municipal Index ETF, Intermediate
     Municipal Index ETF, Long Municipal Index ETF, Pre-Refunded Municipal Index
     ETF and Short Municipal Index ETF disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.